UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:        415-788-7553

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

		Face Amount*	Value

NON-CONVERTIBLE CORPORATE BONDS: 61.1%
INDIA: 19.7%
TML Holdings Pte, Ltd. 5.750%, 05/07/21		2,000,000	$2,069,798
Bank of Baroda 6.625%[b], 05/25/22		2,000,000	2,056,002
ICICI Bank, Ltd. 6.375%[b], 04/30/22		2,000,000	2,041,848
Housing Development Finance Corp., Ltd. 9.240%, 06/24/24	INR	100,000,000	1,581,955
Housing Development Finance Corp., Ltd. 8.950%, 03/21/23	INR	100,000,000	1,548,099
Axis Bank, Ltd. 7.250%[b], 08/12/21		1,000,000	1,014,990
Rural Electrification Corp., Ltd. 9.340%, 08/25/24	INR	52,000,000	831,756
Power Grid Corp. of India, Ltd., Series B 9.300%, 09/04/24	INR	52,000,000	829,856
Rural Electrification Corp., Ltd. 9.020%, 06/18/19	INR	50,000,000	775,313

Total India			12,749,617

CHINA/HONG KONG: 17.7%
Longfor Properties Co., Ltd. 6.875%, 10/18/19		2,700,000	2,835,000
Shimao Property Holdings, Ltd. 6.625%, 01/14/20		2,000,000	2,103,222
MCE Finance, Ltd. 5.000%, 02/15/21		2,000,000	1,904,864
Standard Chartered PLC 6.500%[b], 12/29/49		1,900,000	1,661,757
Yum! Brands, Inc. 5.350%, 11/01/43		2,000,000	1,532,500
HSBC Holdings PLC 6.375%[b], 12/29/49		1,500,000	1,417,500

Total China/Hong Kong			11,454,843

INDONESIA: 12.8%
PT Perusahaan Listrik Negara 5.250%, 10/24/42		2,500,000	2,250,000
Theta Capital Pte, Ltd. 7.000%, 05/16/19		1,500,000	1,504,136
Jababeka International BV 7.500%, 09/24/19		1,400,000	1,398,972
Alam Synergy Pte, Ltd. 6.950%, 03/27/20[c]		1,500,000	1,327,500
TBG Global Pte, Ltd. 4.625%, 04/03/18[c]		1,000,000	1,002,500
Alam Synergy Pte, Ltd. 6.950%, 03/27/20		500,000	442,500
PT Astra Sedaya Finance 8.600%, 02/21/17	IDR	5,000,000,000	380,015

Total Indonesia			8,305,623

SRI LANKA: 7.9%
DFCC Bank PLC 9.625%, 10/31/18		2,650,000	2,712,991
National Savings Bank 5.150%, 09/10/19		2,000,000	1,870,000

		Face Amount*	Value

National Savings Bank 8.875%, 09/18/18		500,000	$521,250

Total Sri Lanka			5,104,241

SINGAPORE: 3.0%
Global Logistic Properties, Ltd. 3.375%, 05/11/16	CNY	12,500,000	1,930,083

Total Singapore			1,930,083

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $41,239,226)			39,544,407

FOREIGN GOVERNMENT OBLIGATIONS: 16.6%
INDONESIA: 9.8%
Indonesia Treasury Bond 8.375%, 03/15/34	IDR	42,000,000,000	3,200,014
Indonesia Government Bond 5.950%, 01/08/46		1,500,000	1,662,447
Indonesia Treasury Bond 7.875%, 04/15/19	IDR	20,000,000,000	1,521,011

Total Indonesia			6,383,472

SRI LANKA: 2.0%
Sri Lanka Government Bond 6.125%, 06/03/25		1,400,000	1,280,650

Total Sri Lanka			1,280,650

SOUTH KOREA: 2.0%
Korea Treasury Bond 3.500%, 09/10/16	KRW	1,000,000,000	882,129
Korea Treasury Bond 3.500%, 03/10/24	KRW	400,000,000	394,829

Total South Korea			1,276,958

VIETNAM: 1.6%
Socialist Republic of Vietnam 4.800%, 11/19/24		1,055,000	1,057,574

Total Vietnam			1,057,574

SUPRANATIONAL: 1.2%
International Finance Corp. 7.750%, 12/03/16	INR	50,000,000	757,742

Total Supranational			757,742

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,833,470)			10,756,396

CONVERTIBLE CORPORATE BONDS: 15.5%
CHINA/HONG KONG: 15.5%
Ctrip.com International, Ltd., Cnv. 1.000%, 07/01/20[c]		3,000,000	3,294,375
E-House China Holdings, Ltd., Cnv. 2.750%, 12/15/18[c]		2,010,000	1,968,544
Biostime International Holdings, Ltd., Cnv. 0.000%, 02/20/19	HKD	14,000,000	1,813,762
China Singyes Solar Technologies Holdings, Ltd., Cnv. 5.000%, 08/08/19	CNY	12,000,000	1,503,527

Matthews Asia Strategic Income Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

	Face Amount*	Value

CONVERTIBLE CORPORATE BONDS: (continued)
Qihoo 360 Technology Co., Ltd., Cnv. 1.750%, 08/15/21	1,500,000	$1,479,375

Total China/Hong Kong		10,059,583

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,978,812)		10,059,583

COMMON EQUITIES: 0.1%

	Shares

SINGAPORE: 0.1%
Vicom, Ltd.	10,000	44,692

Total Singapore		44,692

TOTAL COMMON EQUITIES (Cost $45,243)		44,692

TOTAL INVESTMENTS: 93.3% (Cost $62,096,751d)		60,405,078
CASH AND OTHER ASSETS, LESS LIABILITIES : 6.7%		4,343,637

NET ASSETS: 100.0%		$64,748,715

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Variable rate security. The rate represents the rate in effect at March 31, 2016.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
d	Cost for federal income tax purposes is $62,096,751 and net unrealized depreciation consists of:

Gross unrealized appreciation	$1,176,720
Gross unrealized depreciation	(2,868,393)

Net unrealized depreciation	$(1,691,673)

*	All values are in USD unless otherwise noted.

Cnv.	Convertible
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
INR	Indian Rupee
HKD	Hong Kong Dollar
KRW	Korean Won

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
LONG	IDR	54,321,000,000	USD	3,800,000	Deutsche Banc Alex Brown, Inc.	04/08/16	$315,762
	KRW	7,021,590,000	USD	5,900,000	Deutsche Banc Alex Brown, Inc.	04/08/16	233,866
	MYR	23,947,000	USD	5,500,000	Deutsche Banc Alex Brown, Inc.	04/08/16	661,756
	KRW	3,508,500,000	USD	3,000,000	JP Morgan	06/23/16	56,211
	MYR	12,243,000	USD	3,000,000	JP Morgan	06/23/16	153,604
	SGD	4,084,500	USD	3,000,000	Deutsche Banc Alex Brown, Inc.	06/23/16	28,661
	THB	104,730,000	USD	3,000,000	JP Morgan	06/23/16	(28,818)

							$1,421,042

SHORT
	USD	3,840,297	IDR	54,321,000,000	Deutsche Banc Alex Brown, Inc.	04/08/16	(275,465)
	USD	5,875,807	KRW	7,021,590,000	Deutsche Banc Alex Brown, Inc.	04/08/16	(258,059)
	USD	5,448,692	MYR	23,947,000	Deutsche Banc Alex Brown, Inc.	04/08/16	(713,063)

							$(1,246,587)

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 83.3%
CHINA/HONG KONG: 26.3%
AIA Group, Ltd.	17,329,400	$98,500,720
Jardine Matheson Holdings, Ltd.	1,288,100	73,472,523
VTech Holdings, Ltd.	5,379,100	63,852,065
China Mobile, Ltd. ADR	1,125,500	62,408,975
Techtronic Industries Co., Ltd.	15,422,000	61,094,106
CLP Holdings, Ltd.	6,725,200	60,872,491
CK Hutchison Holdings, Ltd.	4,400,172	57,167,223
Yum! Brands, Inc.	665,600	54,479,360
Guangdong Investment, Ltd.	40,648,000	51,398,028
Vitasoy International Holdings, Ltd.	24,855,000	46,415,616
HSBC Holdings PLC ADR	1,472,033	45,809,667
Café de Coral Holdings, Ltd.	14,582,000	42,397,663
Hang Lung Properties, Ltd.	17,588,920	33,581,059
Cheung Kong Property Holdings, Ltd.	4,400,172	28,355,925

Total China/Hong Kong		779,805,421

SINGAPORE: 14.2%
Ascendas REIT	35,011,100	62,095,407
Singapore Telecommunications, Ltd.	21,686,400	61,386,695
United Overseas Bank, Ltd.	4,274,500	59,791,697
Singapore Technologies Engineering, Ltd.	24,912,425	59,658,294
Singapore Post, Ltd.	38,209,000	46,330,535
SIA Engineering Co., Ltd.	15,928,900	42,559,856
ARA Asset Management, Ltd.	36,838,667	32,002,753
Keppel Corp., Ltd.	6,632,300	28,674,860
ComfortDelGro Corp., Ltd.	12,585,700	27,277,947

Total Singapore		419,778,044

SOUTH KOREA: 7.7%
Kangwon Land, Inc.	1,557,377	55,673,333
KT&G Corp.	529,674	51,002,327
Samsung Electronics Co., Ltd.	43,412	49,819,918
GS Home Shopping, Inc.	227,544	36,932,090
KEPCO Plant Service & Engineering Co., Ltd.	634,668	35,570,546

Total South Korea		228,998,214

MALAYSIA: 6.7%
Genting Malaysia BHD	64,387,400	74,908,976
British American Tobacco Malaysia BHD	3,498,400	48,456,628
Axiata Group BHD	29,118,523	43,950,274
Telekom Malaysia BHD	18,277,351	30,907,340

Total Malaysia		198,223,218

JAPAN: 5.5%
Japan Tobacco, Inc.	1,794,700	74,700,179
KDDI Corp.	2,114,800	56,424,514
Lawson, Inc.	340,300	28,486,729
Transcosmos, Inc.	154,300	4,006,365

Total Japan		163,617,787

TAIWAN: 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	11,282,187	56,273,673
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,838,624	48,171,949
Chunghwa Telecom Co., Ltd. ADR	1,422,425	48,021,068

Total Taiwan		152,466,690

		Shares	Value

AUSTRALIA: 3.5%
CSL, Ltd.		715,653	$55,614,278
Insurance Australia Group, Ltd.		11,324,603	48,366,112

Total Australia			103,980,390

THAILAND: 3.4%
Glow Energy Public Co., Ltd.		17,769,800	46,417,906
Advanced Info Service Public Co., Ltd.		6,869,700	35,518,195
BEC World Public Co., Ltd.		23,509,800	18,844,514

Total Thailand			100,780,615

INDONESIA: 2.5%
PT Telekomunikasi Indonesia Persero ADR		906,600	46,100,610
PT Perusahaan Gas Negara Persero		139,319,300	27,461,491

Total Indonesia			73,562,101

NEW ZEALAND: 2.2%
SKYCITY Entertainment Group, Ltd.		19,139,923	66,220,812

Total New Zealand			66,220,812

VIETNAM: 1.9%
Vietnam Dairy Products JSC		9,530,931	57,348,996

Total Vietnam			57,348,996

UNITED STATES: 1.6%
ResMed, Inc.		809,400	46,799,508

Total United States			46,799,508

NORWAY: 1.5%
Telenor ASA		2,669,498	43,163,300

Total Norway			43,163,300

PHILIPPINES: 1.2%
Globe Telecom, Inc.		742,500	35,791,093

Total Philippines			35,791,093

TOTAL COMMON EQUITIES (Cost $2,236,929,868)			2,470,536,189

CONVERTIBLE CORPORATE BONDS: 8.3%

		Face Amount*

CHINA/HONG KONG: 5.9%
Shine Power International, Ltd., Cnv. 0.000%, 07/28/19	HKD	446,000,000	55,984,647
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21		49,750,000	52,113,125
Hengan International Group Co., Ltd., Cnv. 0.000%, 06/27/18	HKD	339,000,000	45,994,766
PB Issuer No. 2, Ltd., Cnv. 1.750%, 04/12/16		21,820,000	21,710,900

Total China/Hong Kong			175,803,438

SINGAPORE: 2.4%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD	96,500,000	71,237,526

Total Singapore			71,237,526

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $256,011,789)			247,040,964

Matthews Asian Growth and Income Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

PREFERRED EQUITIES: 3.4%
SOUTH KOREA: 3.4%
Hyundai Motor Co., Ltd., Pfd.	355,983	$32,347,495
Hyundai Motor Co., Ltd., 2nd Pfd.	318,246	29,497,393
LG Household & Health Care, Ltd., Pfd.	97,336	8,100,352

Total South Korea		99,945,240

TOTAL PREFERRED EQUITIES (Cost $38,144,726)		99,945,240

Total Investments: 95.0% (Cost $2,531,086,383b)		2,817,522,393
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.0%		148,740,977

NET ASSETS: 100.0%		$2,966,263,370

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Cost for federal income tax purposes is $2,531,389,168 and net unrealized appreciation consists of:

Gross unrealized appreciation	$502,757,548
Gross unrealized depreciation	(216,624,323)

Net unrealized appreciation	$286,133,225

*	All values are in USD unless otherwise noted.

ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 31, 2016
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 93.9%
JAPAN: 31.4%
Japan Tobacco, Inc.	4,499,400	$187,276,974
Bridgestone Corp.	4,270,200	159,376,133
Hoya Corp.	3,843,600	146,097,679
Kao Corp.	2,524,100	134,589,943
NTT DoCoMo, Inc.	5,714,400	129,896,428
ITOCHU Corp.	8,498,200	104,433,003
Pigeon Corp.	3,806,100	99,175,400
Suntory Beverage & Food, Ltd.	2,163,400	97,324,940
Sumitomo Mitsui Financial Group, Inc.	3,107,200	94,327,376
Skylark Co., Ltd.	5,978,700	78,902,201
Toyo Suisan Kaisha, Ltd.	2,078,100	74,596,094
Lawson, Inc.	797,500	66,759,231
MISUMI Group, Inc.	3,262,100	46,638,542
Anritsu Corp.†	7,564,500	41,565,244
Mitsubishi Pencil Co., Ltd.	132,400	5,666,474
Itochu Enex Co., Ltd.	595,200	4,777,759

Total Japan		1,471,403,421

CHINA/HONG KONG: 30.5%
Shenzhou International Group Holdings, Ltd.	27,377,000	149,136,669
Minth Group, Ltd.†	59,535,000	138,604,304
AIA Group, Ltd.	18,703,600	106,311,705
China Construction Bank Corp. H Shares	150,798,000	96,534,028
China Mobile, Ltd. ADR	1,574,225	87,290,776
Qualcomm, Inc.	1,569,800	80,279,572
Yuexiu Transport Infrastructure, Ltd.†	109,322,000	73,721,686
China Power International Development, Ltd.	113,710,000	58,902,039
Kweichow Moutai Co., Ltd. A Shares	1,466,605	56,200,982
Far East Horizon, Ltd.	72,624,000	55,949,067
Kweichow Moutai Co., Ltd. A Shares[b]	1,444,525	55,331,284
Café de Coral Holdings, Ltd.	18,014,000	52,376,320
Fuyao Glass Industry Group Co., Ltd. H Shares[c]	21,248,000	51,462,506
HKBN, Ltd.	41,566,123	51,313,520
Jiangsu Expressway Co., Ltd. H Shares	35,370,000	47,632,067
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. B Shares[d]	12,431,915	43,630,987
Henan Shuanghui Investment & Development Co., Ltd. A Shares[b]	12,972,979	42,331,742
China Machinery Engineering Corp. H Shares†	56,592,000	39,608,746
Hopewell Holdings, Ltd.	9,324,000	30,107,969
Dali Foods Group Co., Ltd.[c]	48,377,000	29,132,304
Stella International Holdings, Ltd.	10,075,500	23,728,626
Guangdong Investment, Ltd.	18,626,000	23,551,950
Greatview Aseptic Packaging Co., Ltd.	48,449,000	23,047,087
China Mobile, Ltd.	1,248,500	13,827,099
Red Star Macalline Group Corp., Ltd. H Shares[c]	3,416,200	3,822,195

Total China/Hong Kong		1,433,835,230

TAIWAN: 5.9%
Chunghwa Telecom Co., Ltd. ADR	3,324,301	112,228,402
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,027,940	79,332,028
St. Shine Optical Co., Ltd.	1,965,000	40,066,282
Sercomm Corp.†	12,680,000	32,246,583

	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd.	2,336,469	$11,653,919

Total Taiwan		275,527,214

SOUTH KOREA: 4.7%
KT&G Corp.	1,235,189	118,936,390
BGF Retail Co., Ltd.	697,460	100,024,858

Total South Korea		218,961,248

SINGAPORE: 4.6%
Singapore Technologies Engineering, Ltd.	28,460,000	68,153,745
CapitaLand Retail China Trust, REIT†	43,232,400	46,440,678
Super Group, Ltd.	48,080,500	35,274,967
Ascendas India Trust†	53,470,700	34,712,218
ARA Asset Management, Ltd.	34,749,418	30,187,766

Total Singapore		214,769,374

INDONESIA: 4.3%
PT Hanjaya Mandala Sampoerna	8,699,600	64,522,520
PT Telekomunikasi Indonesia Persero ADR	1,040,634	52,916,236
PT United Tractors	41,221,900	47,549,381
PT Telekomunikasi Indonesia Persero	145,533,800	36,683,848

Total Indonesia		201,671,985

AUSTRALIA: 2.5%
Breville Group, Ltd.†	10,644,019	63,758,294
Spotless Group Holdings, Ltd.†	58,411,087	56,559,656

Total Australia		120,317,950

INDIA: 2.4%
ITC, Ltd.	13,801,000	68,378,633
Bharti Infratel, Ltd.	7,522,045	43,383,833

Total India		111,762,466

THAILAND: 1.8%
Thai Beverage Public Co., Ltd.	161,322,100	85,524,830

Total Thailand		85,524,830

VIETNAM: 1.7%
Vietnam Dairy Products JSC	13,680,740	82,318,999

Total Vietnam		82,318,999

PHILIPPINES: 1.5%
Globe Telecom, Inc.	1,447,730	69,785,642

Total Philippines		69,785,642

LUXEMBOURG: 1.4%
L’Occitane International SA	36,976,500	66,208,024

Total Luxembourg		66,208,024

NEW ZEALAND: 1.2%
SKY Network Television, Ltd.	16,242,251	55,800,540

Total New Zealand		55,800,540

TOTAL COMMON EQUITIES (Cost $3,838,297,183)		4,407,886,923

PREFERRED EQUITIES: 3.3%
SOUTH KOREA: 3.3%
LG Chem, Ltd., Pfd.	770,991	153,559,801

Total South Korea		153,559,801

TOTAL PREFERRED EQUITIES (Cost $67,688,979)		153,559,801

Matthews Asia Dividend Fund	March 31, 2016
Consolidated Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 97.2% (Cost $3,905,986,162e)	$4,561,446,724
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.8%	129,190,117

NET ASSETS: 100.0%	$4,690,636,841

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Security held by Matthews ADF-U Series.
c	Non-income producing security.
d	Illiquid security, trading was halted at March 31, 2016.
e	Cost for federal income tax purposes is $3,913,152,826 and net unrealized appreciation consists of:

Gross unrealized appreciation	$952,404,395
Gross unrealized depreciation	(304,110,497)

Net unrealized appreciation	$648,293,898

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 98.7%
CONSUMER DISCRETIONARY: 26.3%
Diversified Consumer Services: 6.7%
China Maple Leaf Educational Systems, Ltd.	7,136,000	$4,524,392
New Oriental Education & Technology Group, Inc. ADR	84,400	2,919,396
China Distance Education Holdings, Ltd. ADR	192,000	2,826,240

		10,270,028

Auto Components: 5.2%
Fuyao Glass Industry Group Co., Ltd. H Shares[b]	1,787,600	4,329,555
Minth Group, Ltd.	1,550,000	3,608,578

		7,938,133

Textiles, Apparel & Luxury Goods: 4.4%
Shenzhou International Group Holdings, Ltd.	658,000	3,584,466
Heilan Home Co., Ltd. A Shares	1,770,137	3,153,581

		6,738,047

Hotels, Restaurants & Leisure: 3.8%
Café de Coral Holdings, Ltd.	1,024,000	2,977,315
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	4,706,000	1,918,000
Xiao Nan Guo Restaurants Holdings, Ltd.[b]	11,948,000	849,021

		5,744,336

Specialty Retail: 2.6%
Chow Tai Fook Jewellery Group, Ltd.	3,567,400	2,229,738
China Harmony New Energy Auto Holding, Ltd.	3,224,500	1,717,592

		3,947,330

Automobiles: 2.0%
BAIC Motor Corp., Ltd. H Shares	3,960,000	3,031,551

Multiline Retail: 1.6%
Taiwan FamilyMart Co., Ltd.	359,000	2,479,741

Total Consumer Discretionary		40,149,166

FINANCIALS: 22.0%
Banks: 8.8%
China Construction Bank Corp. H Shares	8,705,000	5,572,546
China Merchants Bank Co., Ltd. H Shares	2,448,000	5,151,859
Huishang Bank Corp., Ltd. H Shares	5,717,000	2,764,106

		13,488,511

Real Estate Management & Development: 4.5%
Red Star Macalline Group Corp., Ltd. H Shares[b]	3,999,000	4,474,257
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. B Shares[c]	676,624	2,374,676

		6,848,933

Capital Markets: 3.8%
China Everbright, Ltd.	1,392,000	2,918,062
China International Capital Corp., Ltd. H Shares[b]	1,852,798	2,815,214

		5,733,276

Insurance: 3.0%
AIA Group, Ltd.	807,400	4,589,281

Real Estate Investment Trusts (REITS): 1.9%
CapitaLand Retail China Trust, REIT	2,766,700	2,972,017

Total Financials		33,632,018

	Shares	Value

INDUSTRIALS: 15.3%
Transportation Infrastructure: 4.6%
Qingdao Port International Co., Ltd. H Shares	8,654,000	$4,031,016
Yuexiu Transport Infrastructure, Ltd.	4,524,000	3,050,776

		7,081,792

Marine: 2.7%
SITC International Holdings Co., Ltd.	8,403,000	4,155,610

Road & Rail: 2.0%
Guangshen Railway Co., Ltd. H Shares	6,484,000	2,787,535
Guangshen Railway Co., Ltd. ADR	14,400	308,304

		3,095,839

Electrical Equipment: 2.0%
Voltronic Power Technology Corp.	195,049	3,069,760

Construction & Engineering: 2.0%
China Machinery Engineering Corp. H Shares	4,306,000	3,013,770

Machinery: 2.0%
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	1,230,660	2,998,561

Total Industrials		23,415,332

TELECOMMUNICATION SERVICES: 9.4%
Diversified Telecommunication Services: 6.3%
HKBN, Ltd.	3,979,457	4,912,653
CITIC Telecom International Holdings, Ltd.	12,437,000	4,681,680

		9,594,333

Wireless Telecommunication Services: 3.1%
China Mobile, Ltd. ADR	87,230	4,836,904

Total Telecommunication Services		14,431,237

INFORMATION TECHNOLOGY: 7.2%
Communications Equipment: 4.6%
Sercomm Corp.	1,773,000	4,508,927
Qualcomm, Inc.	48,600	2,485,404

		6,994,331

Internet Software & Services: 2.0%
NetEase, Inc. ADR	21,200	3,043,896

Electronic Equipment, Instruments & Components: 0.6%
Aurora Corp.	521,000	915,089

Total Information Technology		10,953,316

CONSUMER STAPLES: 6.9%
Food Products: 3.5%
Dali Foods Group Co., Ltd.[b]	5,929,500	3,570,705
Vitasoy International Holdings, Ltd.	1,004,000	1,874,926

Total Food Products		5,445,631

Beverages: 3.0%
Kweichow Moutai Co., Ltd. A Shares	118,903	4,556,418

Food & Staples Retailing: 0.4%
Shanghai Bailian Group Co., Ltd. B Shares	358,977	608,681

Total Consumer Staples		10,610,730

Matthews China Dividend Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
HEALTH CARE: 4.7%
Pharmaceuticals: 4.7%
China Medical System Holdings, Ltd.	3,263,000	$4,529,041
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	2,865,400	2,663,762

Total Health Care		7,192,803

UTILITIES: 3.0%
Independent Power and Renewable Electricity Producers: 3.0%
China Power International Development, Ltd.	8,832,000	4,574,996

Total Utilities		4,574,996

MATERIALS: 2.7%
Containers & Packaging: 2.7%
Greatview Aseptic Packaging Co., Ltd.	8,688,000	4,132,863

Total Materials		4,132,863

ENERGY: 1.2%
Energy Equipment & Services: 1.2%
Hilong Holding, Ltd.	14,814,000	1,815,904

Total Energy		1,815,904

TOTAL INVESTMENTS: 98.7% (Cost $151,762,767d)		150,908,365
CASH AND OTHER ASSETS, LESS LIABILITIES : 1.3%		1,975,898

NET ASSETS: 100.0%		$152,884,263

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at March 31, 2016.
d	Cost for federal income tax purposes is $151,892,141 and net unrealized depreciation consists of:

Gross unrealized appreciation	$14,417,935
Gross unrealized depreciation	(15,401,711)

Net unrealized depreciation	$(983,776)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Value Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 75.3%
CHINA/HONG KONG: 24.4%
Kweichow Moutai Co., Ltd. A Shares	2,000	$76,641
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	104,000	66,326
CK Hutchison Holdings, Ltd.	5,000	64,960
Qualcomm, Inc.	1,100	56,254
Clear Media, Ltd.	45,000	38,900
Greatview Aseptic Packaging Co., Ltd.	78,000	37,104
Goldlion Holdings, Ltd.	91,000	34,755
Fairwood Holdings, Ltd.	9,000	30,713
Pico Far East Holdings, Ltd.	72,000	19,213
Future Bright Holdings, Ltd.	168,000	17,287
Daqin Railway Co., Ltd. A Shares	15,600	16,576

Total China/Hong Kong		458,729

SOUTH KOREA: 19.7%
Shinyoung Securities Co., Ltd.	980	51,246
Kwangju Bank	5,946	43,526
DGB Financial Group, Inc.	5,491	42,741
MegaMD Co., Ltd.[b]	10,157	36,038
Samyung ENC Co., Ltd.	5,148	35,755
Kangnam Jevisco Co., Ltd.	1,005	35,205
Kukbo Design Co., Ltd.	1,633	30,969
POSCO Chemtech Co., Ltd.	2,992	29,325
Saeron Automotive Corp.	2,512	17,961
Binggrae Co., Ltd.	278	16,870
Hy-Lok Corp.	654	15,686
Hyundai Greenfood Co., Ltd.	867	14,720

Total South Korea		370,042

JAPAN: 7.3%
Broadleaf Co., Ltd.	3,500	42,212
YAMADA Consulting Group Co., Ltd.	1,400	35,426
San-A Co., Ltd.	500	23,614
Trancom Co., Ltd.	400	23,393
Doshisha Co., Ltd.	700	12,880

Total Japan		137,525

SINGAPORE: 6.1%
ARA Asset Management, Ltd.	47,400	41,178
Haw Par Corp., Ltd.	4,700	29,215
Vicom, Ltd.	6,000	26,815
Kulicke & Soffa Industries, Inc.[b]	1,600	18,112

Total Singapore		115,320

MALAYSIA: 5.1%
Genting BHD	21,600	54,267
MPHB Capital BHD[b]	107,800	40,962

Total Malaysia		95,229

TAIWAN: 4.4%
Power Mate Technology Co., Ltd.	21,000	45,684
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	8,000	19,289
Lumax International Corp., Ltd.	13,000	18,664

Total Taiwan		83,637

UNITED STATES: 4.1%
News Corp. B Shares	2,400	31,800

	Shares	Value

Knowles Corp.[b]	1,200	$15,816
Micron Technology, Inc.[b]	1,400	14,658
Expeditors International of Washington, Inc.	300	14,643

Total United States		76,917

UNITED KINGDOM: 1.7%
Standard Chartered PLC	4,750	31,525

Total United Kingdom		31,525

ISRAEL: 1.5%
Taro Pharmaceutical Industries, Ltd.[b]	200	28,650

Total Israel		28,650

THAILAND: 1.0%
Premier Marketing Public Co., Ltd.	65,200	18,453

Total Thailand		18,453

TOTAL COMMON EQUITIES (Cost $1,368,334)		1,416,027

PREFERRED EQUITIES: 10.2%
SOUTH KOREA: 10.2%
Samsung Electronics Co., Ltd., Pfd.	91	88,104
Hyundai Motor Co., Ltd., 2nd Pfd.	576	53,388
Samsung SDI Co., Ltd., Pfd.	914	50,702

Total South Korea		192,194

TOTAL PREFERRED EQUITIES (Cost $194,202)		192,194

TOTAL INVESTMENTS: 85.5% (Cost $1,562,536c)		1,608,221
CASH AND OTHER ASSETS, LESS LIABILITIES : 14.5%		273,433

NET ASSETS: 100.0%		$1,881,654

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,569,681 and net unrealized appreciation consists of:

Gross unrealized appreciation	$100,395
Gross unrealized depreciation	(61,855)

Net unrealized appreciation	$38,540

BHD	Berhad

See accompanying notes to schedule of investments.

Matthews Asia Focus Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.8%
CHINA/HONG KONG: 36.4%
AIA Group, Ltd.	115,200	$654,800
Techtronic Industries Co., Ltd.	113,000	447,648
Jardine Matheson Holdings, Ltd.	7,400	422,092
Yum! Brands, Inc.	4,950	405,157
Samsonite International SA	118,800	397,928
VTech Holdings, Ltd.	31,800	377,479
CK Hutchison Holdings, Ltd.	27,228	353,747
HSBC Holdings PLC	46,400	288,601
Tencent Holdings, Ltd.	12,900	263,732
Baidu, Inc. ADR[b]	1,237	236,119
Hang Lung Group, Ltd.	76,000	218,165
Cheung Kong Property Holdings, Ltd.	19,728	127,133

Total China/Hong Kong		4,192,601

SINGAPORE: 10.2%
Singapore Telecommunications, Ltd.	183,000	518,010
Singapore Technologies Engineering, Ltd.	144,500	346,037
United Overseas Bank, Ltd.	22,500	314,730

Total Singapore		1,178,777

MALAYSIA: 9.1%
Genting Malaysia BHD	333,100	387,532
Guinness Anchor BHD	100,200	360,188
Axiata Group BHD	199,100	300,513

Total Malaysia		1,048,233

UNITED STATES: 6.7%
Mead Johnson Nutrition Co.	4,868	413,634
ResMed, Inc.	6,100	352,702

Total United States		766,336

SOUTH KOREA: 6.2%
Samsung Electronics Co., Ltd.	329	377,563
Kangwon Land, Inc.	9,458	338,106

Total South Korea		715,669

THAILAND: 4.9%
Kasikornbank Public Co., Ltd.	65,500	321,102
Intouch Holdings Public Co., Ltd. NVDR	133,900	242,440

Total Thailand		563,542

INDONESIA: 4.7%
PT Bank Rakyat Indonesia Persero	421,400	362,634
PT Indofood Sukses Makmur	332,700	181,259

Total Indonesia		543,893

AUSTRALIA: 4.3%
Insurance Australia Group, Ltd.	68,701	293,414
Ansell, Ltd.	14,861	196,423

Total Australia		489,837

TAIWAN: 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	94,000	468,856

Total Taiwan		468,856

JAPAN: 3.4%
Japan Tobacco, Inc.	9,500	395,415

Total Japan		395,415

	Shares	Value

INDIA: 3.1%
Tata Motors, Ltd.[b]	61,471	$358,257

Total India		358,257

SWITZERLAND: 2.7%
Cie Financiere Richemont SA	4,793	316,580

Total Switzerland		316,580

Total Investments: 95.8% (Cost $11,786,944c)		11,037,996
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.2%		481,416

NET ASSETS: 100.0%		$11,519,412

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $11,843,745 and net unrealized depreciation consists of:

Gross unrealized appreciation	$564,063
Gross unrealized depreciation	(1,369,812)

Net unrealized depreciation	$(805,749)

ADR	American Depositary Receipt
BHD	Berhad
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.6%
JAPAN: 44.2%
Sysmex Corp.	516,700	$32,301,966
M3, Inc.	966,900	24,316,357
ORIX Corp.	1,647,100	23,459,997
Kakaku.com, Inc.	1,183,400	21,941,671
Daikin Industries, Ltd.	226,400	16,908,588
Glory, Ltd.	480,100	16,306,399
Start Today Co., Ltd.	358,300	14,435,418
Pigeon Corp.	544,900	14,198,438
Nidec Corp.	206,300	14,115,536
Seven & I Holdings Co., Ltd.	286,800	12,219,883
Ariake Japan Co., Ltd.	201,700	11,817,975
Rinnai Corp.	132,100	11,669,500
Toyota Motor Corp.	211,400	11,211,685
Komatsu, Ltd.	617,100	10,491,283
Calbee, Inc.	263,500	10,454,817
Nitto Denko Corp.	184,200	10,264,265
Benefit One, Inc.	433,800	9,783,687
COOKPAD, Inc.	570,600	9,109,337
CYBERDYNE, Inc.[b]	449,400	8,582,337
TechnoPro Holdings, Inc.	257,800	7,641,963
Daiken Medical Co., Ltd.	911,500	7,246,469
FANUC Corp.	44,100	6,829,704
Omron Corp.	194,100	5,773,042

Total Japan		311,080,317

INDONESIA: 11.8%
PT Bank Rakyat Indonesia Persero	29,535,100	25,416,299
PT Astra International	43,107,700	23,562,981
PT Indofood CBP Sukses Makmur	12,782,400	14,627,388
PT Ace Hardware Indonesia	191,978,200	12,957,895
PT Arwana Citramulia	145,017,700	6,837,621

Total Indonesia		83,402,184

CHINA/HONG KONG: 11.7%
Baidu, Inc. ADR[b]	139,000	26,532,320
Shenzhou International Group Holdings, Ltd.	4,792,000	26,104,501
China Lodging Group, Ltd. ADS	245,900	9,395,839
Autohome, Inc. ADR[b]	202,400	5,655,056
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b]	734,500	4,172,367
Luk Fook Holdings International, Ltd.	1,707,000	3,875,466
Alibaba Group Holding, Ltd. ADR[b]	45,100	3,564,253
JD.com, Inc. ADR[b]	104,500	2,769,250

Total China/Hong Kong		82,069,052

INDIA: 11.2%
Emami, Ltd.	1,551,001	21,821,063
HDFC Bank, Ltd.	1,102,893	17,876,849
ITC, Ltd.	2,970,516	14,717,761
Lupin, Ltd.	635,783	14,199,546
Sun Pharmaceutical Industries, Ltd.	516,143	6,388,977
Multi Commodity Exchange of India, Ltd.	301,673	3,808,811

Total India		78,813,007

PHILIPPINES: 5.9%
Universal Robina Corp.	2,873,600	13,530,270
Vista Land & Lifescapes, Inc.	117,224,100	11,870,289
Jollibee Foods Corp.	2,007,890	9,896,635
Emperador, Inc.	37,942,500	6,246,611

Total Philippines		41,543,805

	Shares	Value

AUSTRALIA: 3.8%
CSL, Ltd.	181,525	$14,106,532
Oil Search, Ltd.	2,481,915	12,924,327

Total Australia		27,030,859

SRI LANKA: 2.6%
Sampath Bank PLC	7,897,235	12,227,333
Lanka Orix Leasing Co. PLC[b]	12,121,473	5,977,713

Total Sri Lanka		18,205,046

VIETNAM: 1.8%
Vietnam Dairy Products JSC	2,164,300	13,022,907

Total Vietnam		13,022,907

TAIWAN: 1.4%
St. Shine Optical Co., Ltd.	259,000	5,281,001
Sinmag Equipment Corp.	1,220,674	4,415,790

Total Taiwan		9,696,791

MALAYSIA: 1.1%
7-Eleven Malaysia Holdings BHD	21,204,100	7,608,802

Total Malaysia		7,608,802

BANGLADESH: 1.1%
Square Pharmaceuticals, Ltd.	2,370,079	7,583,572

Total Bangladesh		7,583,572

SOUTH KOREA: 1.1%
Orion Corp.	9,402	7,520,611

Total South Korea		7,520,611

THAILAND: 1.0%
Major Cineplex Group Public Co., Ltd.	8,569,400	7,357,506

Total Thailand		7,357,506

PAKISTAN: 0.9%
Habib Bank, Ltd.	4,001,000	6,552,174

Total Pakistan		6,552,174

TOTAL INVESTMENTS: 99.6% (Cost $566,366,924c)		701,486,633
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		2,710,139

NET ASSETS: 100.0%		$704,196,772

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $566,366,924 and net unrealized appreciation consists of:

Gross unrealized appreciation	$176,558,976
Gross unrealized depreciation	(41,439,267)

Net unrealized appreciation	$135,119,709

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.1%
CHINA/HONG KONG: 30.8%
Baidu, Inc. ADR[b]	1,081,800	$206,493,984
Sinopharm Group Co., Ltd. H Shares	36,984,400	167,141,793
Ping An Insurance Group Co. of China, Ltd. H Shares	30,743,000	147,528,826
Hengan International Group Co., Ltd.	16,483,500	143,569,017
China Mobile, Ltd. ADR	2,215,026	122,823,192
China Resources Land, Ltd.	47,814,000	122,671,634
Tencent Holdings, Ltd.	5,886,500	120,345,773
AIA Group, Ltd.	20,140,800	114,480,784
Lenovo Group, Ltd.	140,394,000	109,419,634
Alibaba Group Holding, Ltd. ADR[b]	1,291,700	102,083,051
Yum! Brands, Inc.	1,174,410	96,125,459
Dairy Farm International Holdings, Ltd.	15,454,946	93,301,849
Fuyao Glass Industry Group Co., Ltd. H Shares[b]†	34,836,000	84,372,546
China Resources Beer Holdings Co., Ltd.	44,802,000	83,450,497
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	30,440,564	68,696,496
Hong Kong Exchanges and Clearing, Ltd.	2,603,000	62,722,319
China Vanke Co., Ltd. H Shares	25,497,704	62,569,699
Tasly Pharmaceutical Group Co., Ltd. A Shares	10,220,127	61,453,370
Hang Lung Group, Ltd.	15,715,000	45,111,457
Swire Pacific, Ltd. A Share Class	2,813,000	30,340,835

Total China/Hong Kong		2,044,702,215

INDIA: 19.0%
Kotak Mahindra Bank, Ltd.	16,873,409	173,393,603
Tata Power Co., Ltd.†	165,620,436	161,578,877
Sun Pharmaceutical Industries, Ltd.	12,078,258	149,508,385
Titan Co., Ltd.	24,797,915	126,831,096
GAIL India, Ltd.	22,282,108	119,889,011
Container Corp. of India, Ltd.	5,471,996	102,736,473
HDFC Bank, Ltd.	6,223,409	100,875,557
ITC, Ltd.	18,735,000	92,824,700
Housing Development Finance Corp., Ltd.	5,235,685	87,368,450
Dabur India, Ltd.	21,117,482	79,671,598
Thermax, Ltd.	5,310,034	60,838,190
Just Dial, Ltd.	675,000	7,807,943

Total India		1,263,323,883

SOUTH KOREA: 16.4%
Naver Corp.	407,316	226,984,943
Dongbu Insurance Co., Ltd.	3,249,119	216,093,222
Orion Corp.	203,080	162,442,640
Amorepacific Corp.	425,972	144,051,351
Green Cross Corp.†	826,872	129,406,025
Samsung Electronics Co., Ltd.	101,105	116,028,812
Cheil Worldwide, Inc.†	6,154,297	91,569,082

Total South Korea		1,086,576,075

INDONESIA: 6.9%
PT Indofood CBP Sukses Makmur	101,261,300	115,877,173
PT Telekomunikasi Indonesia Persero	431,304,300	108,716,336
PT Bank Central Asia	100,580,000	100,839,191
PT Perusahaan Gas Negara Persero	298,485,100	58,834,964

	Shares	Value

PT Astra International	98,745,900	$53,975,224
PT Telekomunikasi Indonesia Persero ADR	364,070	18,512,959

Total Indonesia		456,755,847

TAIWAN: 6.0%
President Chain Store Corp.	21,886,608	159,394,775
Delta Electronics, Inc.	31,251,182	137,764,215
Synnex Technology International Corp.†	98,191,354	101,182,374

Total Taiwan		398,341,364

THAILAND: 5.6%
Central Pattana Public Co., Ltd.	131,488,800	192,101,089
The Siam Cement Public Co., Ltd.	8,322,950	110,109,208
Kasikornbank Public Co., Ltd.	13,427,700	65,826,907
Kasikornbank Public Co., Ltd. NVDR	150,000	735,348

Total Thailand		368,772,552

MALAYSIA: 4.4%
Genting BHD	53,196,200	133,648,175
IHH Healthcare BHD	47,676,300	80,163,150
Public Bank BHD	12,771,594	61,450,753
IHH Healthcare BHD	11,543,000	18,773,045

Total Malaysia		294,035,123

PHILIPPINES: 2.9%
GT Capital Holdings, Inc.	3,897,540	117,557,628
SM Prime Holdings, Inc.	164,670,771	78,544,525

Total Philippines		196,102,153

SWITZERLAND: 2.8%
DKSH Holding, Ltd.	2,738,062	187,276,516

Total Switzerland		187,276,516

VIETNAM: 2.6%
Vietnam Dairy Products JSC	28,359,837	170,645,257

Total Vietnam		170,645,257

UNITED STATES: 1.4%
Cognizant Technology Solutions Corp. Class Ab	1,457,600	91,391,520

Total United States		91,391,520

SINGAPORE: 0.3%
Hyflux, Ltd.†	41,643,230	18,534,844

Total Singapore		18,534,844

TOTAL COMMON EQUITIES (Cost $5,174,059,405)		6,576,457,349

WARRANTS: 0.1%
MALAYSIA: 0.1%
Genting BHD, expires 12/18/18	12,253,875	7,004,009

Total Malaysia		7,004,009

TOTAL WARRANTS (Cost $5,593,674)		7,004,009

Matthews Pacific Tiger Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 99.2% (Cost $5,179,653,079c)	$6,583,461,358
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%	51,424,414

NET ASSETS: 100.0%	$6,634,885,772

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $5,181,783,893 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,899,883,845
Gross unrealized depreciation	(498,206,380)

Net unrealized appreciation	$1,401,677,465

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia ESG Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 91.1%
CHINA/HONG KONG: 21.3%
MTR Corp., Ltd.	41,500	$205,678
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	83,400	188,212
CSPC Pharmaceutical Group, Ltd.	188,000	170,169
JD.com, Inc. ADR[b]	6,400	169,600
AIA Group, Ltd.	24,800	140,964
Sino Biopharmaceutical, Ltd.	175,000	131,294
Haier Electronics Group Co., Ltd.	50,000	87,171
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares	150,000	81,771
Guangdong Investment, Ltd.	64,000	80,926
China Conch Venture Holdings, Ltd.	40,000	78,937
HKBN, Ltd.	41,500	51,232
CIMC Enric Holdings, Ltd.	54,000	28,774

Total China/Hong Kong		1,414,728

INDIA: 15.5%
Lupin, Ltd.	7,137	159,397
Bharti Infratel, Ltd.	27,393	157,991
Bata India, Ltd.	19,639	150,725
Ipca Laboratories, Ltd.	16,961	149,051
Infosys, Ltd.	6,516	119,721
Power Grid Corp. of India, Ltd.	51,617	108,376
Sanofi India, Ltd.	1,133	68,616
SKS Microfinance, Ltd.[b]	8,274	68,219
KPIT Technologies, Ltd.	20,027	44,702

Total India		1,026,798

TAIWAN: 13.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	45,000	224,453
CHC Resources Corp.	45,000	90,470
KD Holding Corp.	15,000	77,360
Phison Electronics Corp.	9,000	73,265
Sitronix Technology Corp.	25,000	72,363
Merida Industry Co., Ltd.	16,000	70,778
Greatek Electronics, Inc.	61,000	69,704
Lumax International Corp., Ltd.	47,000	67,477
Sporton International, Inc.	13,077	66,803
St. Shine Optical Co., Ltd.	3,000	61,170

Total Taiwan		873,843

SOUTH KOREA: 9.7%
iMarketKorea, Inc.	9,230	153,021
KT Skylife Co., Ltd.	10,086	146,410
Hanon Systems	17,879	144,041
DGB Financial Group, Inc.	17,097	133,081
Samjin Pharmaceutical Co., Ltd.	2,976	66,574

Total South Korea		643,127

JAPAN: 6.2%
Tsukui Corp.	10,600	138,744
Daikin Industries, Ltd.	1,600	119,495
Nihon Housing Co., Ltd.	2,300	75,716
Koito Manufacturing Co., Ltd.	900	40,753
Ain Holdings, Inc.	700	35,861

Total Japan		410,569

	Shares	Value

SINGAPORE: 5.3%
Parkway Life REIT	91,300	$161,893
Raffles Medical Group, Ltd.	37,300	124,757
Vicom, Ltd.	15,000	67,038

Total Singapore		353,688

PHILIPPINES: 5.1%
Puregold Price Club, Inc.	227,800	180,083
Energy Development Corp.	1,227,300	156,885

Total Philippines		336,968

THAILAND: 4.4%
Total Access Communication Public Co., Ltd. NVDR	251,200	294,812

Total Thailand		294,812

INDONESIA: 2.7%
PT Bank Rakyat Indonesia Persero	171,200	147,325
PT Perusahaan Gas Negara Persero	166,400	32,799

Total Indonesia		180,124

PAKISTAN: 2.5%
Abbott Laboratories Pakistan, Ltd.	15,400	97,366
Bank Alfalah, Ltd.	302,500	71,950

Total Pakistan		169,316

SRI LANKA: 1.8%
Nestle Lanka PLC	8,390	116,564

Total Sri Lanka		116,564

LUXEMBOURG: 1.7%
L’Occitane International SA	63,750	114,147

Total Luxembourg		114,147

BANGLADESH: 0.9%
Square Pharmaceuticals, Ltd.	19,040	60,923

Total Bangladesh		60,923

AUSTRALIA: 0.9%
Ansell, Ltd.	4,505	59,544

Total Australia		59,544

TOTAL INVESTMENTS: 91.1% (Cost $6,130,440c)		6,055,151
CASH AND OTHER ASSETS, LESS LIABILITIES: 8.9%		588,432

NET ASSETS: 100.0%		$6,643,583

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $6,145,053 and net unrealized depreciation consists of:

Gross unrealized appreciation	$354,186
Gross unrealized depreciation	(444,088)

Net unrealized depreciation	$(89,902)

ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 98.3%
PAKISTAN: 20.0%
The Searle Company, Ltd.	988,562	$4,148,575
K-Electric, Ltd.[b]	44,917,000	3,045,563
Pakistan Petroleum, Ltd.	2,127,300	2,602,554
Shifa International Hospitals, Ltd.	970,351	2,455,295
Habib Bank, Ltd.	1,370,900	2,245,033
GlaxoSmithKline Pakistan, Ltd.	910,940	2,108,783
ICI Pakistan, Ltd.	451,900	1,851,816
Abbott Laboratories Pakistan, Ltd.	282,750	1,787,672
PAK Suzuki Motor Co., Ltd.	437,600	1,719,663
National Foods, Ltd.	429,700	1,419,141
Hum Network, Ltd.	13,501,000	1,211,861

Total Pakistan		24,595,956

VIETNAM: 18.3%
National Seed JSC†	979,585	4,126,620
Tien Phong Plastic JSC	1,292,517	3,913,557
Phu Nhuan Jewelry JSC	1,734,543	3,734,719
Vinh Hoan Corp.	2,486,550	3,069,603
Mobile World Investment Corp.[b]	510,227	1,727,938
Dinh Vu Port Investment & Development JSC	517,550	1,648,322
DHG Pharmaceutical JSC	436,320	1,644,053
Nam Long Investment Corp.	1,386,590	1,411,905
Saigon Securities, Inc.[b]	820,828	777,175
Lix Detergent JSC	111,200	366,412

Total Vietnam		22,420,304

BANGLADESH: 15.2%
British American Tobacco Bangladesh Co., Ltd.	116,199	3,776,813
Square Pharmaceuticals, Ltd.	1,021,126	3,267,310
BRAC Bank, Ltd.	5,051,337	2,885,813
Marico Bangladesh, Ltd.	158,867	2,554,809
Olympic Industries, Ltd.	626,747	2,345,551
United Commercial Bank, Ltd.	9,499,997	2,099,344
Berger Paints Bangladesh, Ltd.	69,450	1,682,150

Total Bangladesh		18,611,790

INDIA: 10.7%
PC Jeweller, Ltd.	624,806	3,424,988
Supreme Industries, Ltd.	178,934	1,998,491
Info Edge India, Ltd.	124,174	1,437,845
Praj Industries, Ltd.	1,017,703	1,370,051
VST Industries, Ltd.	49,694	1,241,611
Shriram Transport Finance Co., Ltd.	83,544	1,202,113
Cipla India, Ltd.	153,551	1,186,747
Shalimar Paints, Ltd.[b]	525,830	878,797
Multi Commodity Exchange of India, Ltd.	28,715	362,545

Total India		13,103,188

INDONESIA: 9.8%
PT Gudang Garam	712,800	3,508,811
PT Matahari Department Store	1,933,600	2,675,649
PT Mayora Indah	872,800	2,071,748
PT Bank Mandiri Persero	1,819,200	1,412,451
PT Sumber Alfaria Trijaya	28,307,700	1,270,217
PT Indofood CBP Sukses Makmur	895,800	1,025,098
PT Electronic City Indonesia	1,174,400	59,340

Total Indonesia		12,023,314

	Shares	Value

SRI LANKA: 8.3%
Sampath Bank PLC	2,392,590	$3,704,460
National Development Bank PLC	2,515,196	2,906,664
Hemas Holdings PLC	3,687,573	2,035,632
Ceylinco Insurance Co. PLC	51,393	527,306
Expolanka Holdings PLC	10,496,963	503,136
Lanka Orix Leasing Co. PLC[b]	573,466	282,805
Aitken Spence Hotel Holdings PLC	739,214	268,447

Total Sri Lanka		10,228,450

CHINA/HONG KONG: 6.3%
Shenzhou International Group Holdings, Ltd.	536,000	2,919,869
Luk Fook Holdings International, Ltd.	1,113,000	2,526,885
Future Bright Holdings, Ltd.	9,948,000	1,023,665
CIMC Enric Holdings, Ltd.	1,812,000	965,523
Louis XIII Holdings, Ltd.[b]	840,000	231,056
Red Star Macalline Group Corp., Ltd. H Shares[b]	40,800	45,649

Total China/Hong Kong		7,712,647

PHILIPPINES: 5.5%
Puregold Price Club, Inc.	4,072,300	3,219,279
Vista Land & Lifescapes, Inc.	12,519,100	1,267,703
Emperador, Inc.	7,631,300	1,256,369
Universal Robina Corp.	222,730	1,048,718

Total Philippines		6,792,069

SINGAPORE: 1.7%
Yoma Strategic Holdings, Ltd.[b]	5,491,766	2,100,484

Total Singapore		2,100,484

THAILAND: 1.4%
SNC Former Public Co., Ltd.	4,002,800	1,671,339

Total Thailand		1,671,339

AUSTRALIA: 1.1%
Oil Search, Ltd.	250,662	1,305,298

Total Australia		1,305,298

TOTAL INVESTMENTS: 98.3% (Cost $121,163,192c)		120,564,839
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		2,073,501

NET ASSETS: 100.0%		$122,638,340

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $121,163,192 and net unrealized depreciation consists of:

Gross unrealized appreciation	$15,066,680
Gross unrealized depreciation	(15,665,033)

Net unrealized depreciation	$(598,353)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews China Fund	March 31, 2016
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 100.0%
FINANCIALS: 36.5%
Banks: 11.7%
China Construction Bank Corp. H Shares	43,774,660	$28,022,548
Industrial & Commercial Bank of China, Ltd. H Shares	33,282,000	18,643,708
Chongqing Rural Commercial Bank Co., Ltd. H Shares	24,695,000	13,073,077
China Merchants Bank Co., Ltd. H Shares	5,880,143	12,374,864

		72,114,197

Real Estate Management & Development: 10.3%
China Resources Land, Ltd.	7,020,000	18,010,517
China Overseas Land & Investment, Ltd.	4,864,000	15,405,131
China Vanke Co., Ltd. H Shares	5,343,668	13,113,012
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. B Shares[b]	3,735,686	13,110,745
Red Star Macalline Group Corp., Ltd. H Shares[c]	3,395,000	3,798,475

		63,437,880

Insurance: 8.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	8,205,000	39,373,972
China Life Insurance Co., Ltd. H Shares	6,113,000	15,021,166

		54,395,138

Capital Markets: 4.2%
CITIC Securities Co., Ltd. H Shares	6,437,500	15,102,655
China Galaxy Securities Co., Ltd. H Shares	10,605,500	10,329,246

		25,431,901

Diversified Financial Services: 1.4%
Hong Kong Exchanges and Clearing, Ltd.	363,300	8,754,137

Total Financials		224,133,253

INFORMATION TECHNOLOGY: 21.3%
Internet Software & Services: 17.9%
Tencent Holdings, Ltd.	2,977,100	60,864,928
Alibaba Group Holding, Ltd. ADR[c]	241,000	19,046,230
Baidu, Inc. ADRc	88,600	16,911,968
NetEase, Inc. ADR	93,300	13,396,014

		110,219,140

Electronic Equipment, Instruments & Components: 1.8%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares[d]	2,346,459	11,164,361

Communications Equipment: 1.6%
ZTE Corp. H Shares[b]	5,927,164	9,737,317

Total Information Technology		131,120,818

CONSUMER DISCRETIONARY: 17.1%
Internet & Catalog Retail: 6.7%
JD.com, Inc. ADR[c]	596,907	15,818,036
Vipshop Holdings, Ltd. ADR[c]	1,162,529	14,973,374
Ctrip.com International, Ltd. ADR[c]	228,000	10,091,280

		40,882,690

Textiles, Apparel & Luxury Goods: 3.2%
Heilan Home Co., Ltd. A Shares[d]	6,294,835	11,209,684
ANTA Sports Products, Ltd.	3,698,000	8,140,941

Total Textiles, Apparel & Luxury Goods		19,350,625

	Shares	Value

Auto Components: 2.5%
Fuyao Glass Industry Group Co., Ltd. A Shares[d]	6,693,507	$15,397,119

Household Durables: 1.8%
Gree Electric Appliances, Inc. of Zhuhai A Shares[b,d]	3,824,278	11,348,641

Automobiles: 1.8%
Chongqing Changan Automobile Co., Ltd. B Shares	6,017,595	11,251,413

Media: 1.1%
Shanghai Oriental Pearl Media Co., Ltd. A Shares	1,531,408	6,795,218

Total Consumer Discretionary		105,025,706

INDUSTRIALS: 15.0%
Construction & Engineering: 5.3%
China State Construction International Holdings, Ltd.	12,530,000	18,687,100
China State Construction Engineering Corp., Ltd. A Sharesd	15,556,560	13,695,553

		32,382,653

Commercial Services & Supplies: 2.9%
China Everbright International, Ltd.	10,219,000	11,411,866
Dongjiang Environmental Co., Ltd. H Shares	4,482,200	6,364,691

		17,776,557

Air Freight & Logistics: 1.9%
Sinotrans, Ltd. H Shares	26,942,000	11,799,619

Airlines: 1.6%
Air China, Ltd. H Shares	13,687,900	9,713,875

Electrical Equipment: 1.3%
Boer Power Holdings, Ltd.	10,319,000	8,147,467

Transportation Infrastructure: 1.0%
Qingdao Port International Co., Ltd. H Shares	14,043,000	6,541,201

Marine: 1.0%
SITC International Holdings Co., Ltd.	12,417,000	6,140,689

Total Industrials		92,502,061

HEALTH CARE: 6.2%
Pharmaceuticals: 3.9%
Jiangsu Hengrui Medicine Co., Ltd. A Shares[d]	1,799,919	13,144,886
Sino Biopharmaceutical, Ltd.	14,526,000	10,898,151

		24,043,037

Health Care Providers & Services: 2.3%
Sinopharm Group Co., Ltd. H Shares	3,055,200	13,807,216

Total Health Care		37,850,253

UTILITIES: 2.2%
Water Utilities: 2.2%
Beijing Enterprises Water Group, Ltd.	21,642,000	13,578,653

Total Utilities		13,578,653

ENERGY: 1.7%
Oil, Gas & Consumable Fuels: 1.7%
China Shenhua Energy Co., Ltd. H Shares	6,655,000	10,470,888

Total Energy		10,470,888

Matthews China Fund	March 31, 2016
Consolidated Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 100.0% (Cost $616,217,915e)	$614,681,632
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.0%	36,374

NET ASSETS: 100.0%	$614,718,006

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Illiquid security, trading was halted at March 31, 2016.
c	Non-income producing security.
d	Security held by Matthews CF-U Series.
e	Cost for federal income tax purposes is $620,581,599 and net unrealized depreciation consists of:

Gross unrealized appreciation	$64,173,624
Gross unrealized depreciation	(70,073,591)

Net unrealized depreciation	($5,899,967)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 97.3%
FINANCIALS: 26.1%
Banks: 12.9%
IndusInd Bank, Ltd.	4,875,934	$71,228,716
Kotak Mahindra Bank, Ltd.	5,697,258	58,545,851
HDFC Bank, Ltd.	2,282,565	36,998,214
HDFC Bank, Ltd. ADR	206,922	12,752,603
IDFC Bank, Ltd.[b]	11,550,467	8,405,181

		187,930,565

Consumer Finance: 5.2%
Shriram City Union Finance, Ltd.	2,850,154	64,648,287
Sundaram Finance, Ltd.	588,318	11,546,694

		76,194,981

Thrifts & Mortgage Finance: 4.5%
Housing Development Finance Corp., Ltd.	2,958,810	49,373,987
GRUH Finance, Ltd.	4,421,238	15,963,881

		65,337,868

Diversified Financial Services: 3.5%
CRISIL, Ltd.	1,527,723	41,504,923
IDFC, Ltd.	11,350,467	6,930,695
Multi Commodity Exchange of India, Ltd.	168,101	2,122,381

		50,557,999

Real Estate Management & Development: 0.0%
Ascendas India Trust	967,700	628,213

Total Financials		380,649,626

CONSUMER STAPLES: 19.2%
Personal Products: 10.0%
Emami, Ltd.	3,520,577	49,531,065
Bajaj Corp., Ltd.	6,209,447	36,166,986
Dabur India, Ltd.	8,332,176	31,435,461
Marico, Ltd.	7,902,328	29,147,746

		146,281,258

Tobacco: 7.1%
ITC, Ltd.	14,857,949	73,615,407
VST Industries, Ltd.†	1,215,704	30,374,510

		103,989,917

Food Products: 2.1%
Zydus Wellness, Ltd.	1,670,471	18,407,468
Nestle India, Ltd.	141,817	12,326,398

		30,733,866

Total Consumer Staples		281,005,041

INFORMATION TECHNOLOGY: 16.2%
IT Services: 12.4%
Cognizant Technology Solutions Corp. Class Ab	1,098,700	68,888,490
eClerx Services, Ltd.†	3,059,957	60,021,657
Mindtree, Ltd.	5,406,584	53,313,518

		182,223,665

Internet Software & Services: 3.8%
Info Edge India, Ltd.	3,247,208	37,600,313
Just Dial, Ltd.	1,523,108	17,618,282

		55,218,595

Total Information Technology		237,442,260

	Shares	Value

HEALTH CARE: 13.5%
Pharmaceuticals: 12.9%
Taro Pharmaceutical Industries, Ltd.[b]	465,100	$66,625,575
Ajanta Pharma, Ltd.	2,872,072	61,093,424
Alembic Pharmaceuticals, Ltd.	2,152,940	19,452,027
Sun Pharma Advanced Research Co., Ltd.[b]	4,196,014	18,179,624
Sun Pharmaceutical Industries, Ltd.	1,365,725	16,905,363
Caplin Point Laboratories, Ltd.	361,752	5,518,152

		187,774,165

Health Care Equipment & Supplies: 0.6%
Poly Medicure, Ltd.	2,076,732	8,899,591

Total Health Care		196,673,756

INDUSTRIALS: 9.7%
Machinery: 5.2%
AIA Engineering, Ltd.	3,190,467	45,264,400
Ashok Leyland, Ltd.	10,356,152	16,979,354
Thermax, Ltd.	1,183,128	13,555,349

		75,799,103

Air Freight & Logistics: 1.6%
Blue Dart Express, Ltd.	261,973	23,926,970

Transportation Infrastructure: 1.6%
Gujarat Pipavav Port, Ltd.[b]	8,578,564	22,852,758

Road & Rail: 1.3%
Container Corp. of India, Ltd.	1,034,055	19,414,335

Total Industrials		141,993,166

CONSUMER DISCRETIONARY: 7.4%
Textiles, Apparel & Luxury Goods: 4.1%
Titan Co., Ltd.	5,890,467	30,127,307
Page Industries, Ltd.	107,100	19,580,062
Kewal Kiran Clothing, Ltd.	266,781	7,085,103
Vaibhav Global, Ltd.[b]	500,000	2,418,645

		59,211,117

Household Durables: 3.3%
Symphony, Ltd.	1,166,560	41,829,050
LA Opala RG, Ltd.	746,323	6,719,891

		48,548,941

Total Consumer Discretionary		107,760,058

MATERIALS: 5.2%
Chemicals: 3.5%
Supreme Industries, Ltd.	1,988,965	22,214,498
Asian Paints, Ltd.	1,304,000	17,096,962
Castrol India, Ltd.	2,139,063	12,089,520

		51,400,980

Metals & Mining: 1.7%
NMDC, Ltd.	16,779,277	24,793,109

Total Materials		76,194,089

RIGHTS: 0.0%
HEALTH CARE: 0.0%
Sun Pharma Advanced Research Co., Ltd., expires 4/11/16	180,863	114,476

Total Health Care		114,476

TOTAL RIGHTS (Cost $0)		114,476

Matthews India Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 97.3% (Cost $1,238,505,390c)	$1,421,832,472
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%	38,744,587

NET ASSETS: 100.0%	$1,460,577,059

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,238,608,496 and net unrealized appreciation consists of:

Gross unrealized appreciation	$296,248,607
Gross unrealized depreciation	(113,024,631)

Net unrealized appreciation	$183,223,976

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.1%
INDUSTRIALS: 20.7%
Machinery: 6.9%
Komatsu, Ltd.	3,399,100	$57,787,909
Harmonic Drive Systems, Inc.	2,037,600	52,133,956
Mitsubishi Heavy Industries, Ltd.	12,183,000	45,261,901
SMC Corp.	172,300	39,926,751

		195,110,517

Professional Services: 4.1%
TechnoPro Holdings, Inc.†	1,933,700	57,320,651
Nomura Co., Ltd.	2,471,600	35,813,400
Benefit One, Inc.	1,016,900	22,934,604

		116,068,655

Electrical Equipment: 3.8%
Nidec Corp.	788,900	53,978,414
Mabuchi Motor Co., Ltd.	1,147,800	53,400,730

		107,379,144

Building Products: 2.3%
Daikin Industries, Ltd.	502,000	37,491,657
Aica Kogyo Co., Ltd.	1,364,500	28,626,345

		66,118,002

Trading Companies & Distributors: 2.2%
MISUMI Group, Inc.	4,299,800	61,474,634

Road & Rail: 1.2%
Trancom Co., Ltd.†	566,700	33,141,846

Air Freight & Logistics: 0.2%
AIT Corp.	817,600	6,796,463

Total Industrials		586,089,261

CONSUMER DISCRETIONARY: 18.2%
Specialty Retail: 4.5%
Nitori Holdings Co., Ltd.	488,600	44,706,957
VT Holdings Co., Ltd.	5,505,300	33,031,647
Sac’s Bar Holdings, Inc.†	1,810,350	25,039,415
United Arrows, Ltd.	379,400	15,685,092
Workman Co., Ltd.	342,000	9,993,244

		128,456,355

Automobiles: 2.7%
Toyota Motor Corp.	1,461,700	77,521,853

Internet & Catalog Retail: 2.5%
Start Today Co., Ltd.	1,738,800	70,053,881

Multiline Retail: 2.4%
Ryohin Keikaku Co., Ltd.	319,500	67,500,936

Hotels, Restaurants & Leisure: 1.7%
Kyoritsu Maintenance Co., Ltd.	546,600	47,057,969

Media: 1.6%
Next Co., Ltd.	3,704,600	45,330,994

Auto Components: 1.3%
Nifco, Inc.	780,800	37,494,151

Distributors: 1.3%
Doshisha Co., Ltd.†	2,012,400	37,028,261

	Shares	Value

Household Durables: 0.2%
Fujitsu General, Ltd.	446,000	$6,880,491

Total Consumer Discretionary		517,324,891

CONSUMER STAPLES: 17.5%
Food & Staples Retailing: 6.7%
Seven & I Holdings Co., Ltd.	1,456,700	62,066,610
San-A Co., Ltd.	987,400	46,633,264
Sundrug Co., Ltd.	588,600	43,994,009
Cosmos Pharmaceutical Corp.	228,100	37,928,561

		190,622,444

Food Products: 3.2%
Calbee, Inc.	1,411,200	55,991,793
Ariake Japan Co., Ltd.	594,600	34,838,710

		90,830,503

Personal Products: 2.8%
Kao Corp.	1,497,600	79,854,958

Household Products: 2.5%
Pigeon Corp.	2,724,700	70,997,402

Tobacco: 2.3%
Japan Tobacco, Inc.	1,522,200	63,358,006

Total Consumer Staples		495,663,313

HEALTH CARE: 12.3%
Health Care Equipment & Supplies: 8.7%
Asahi Intecc Co., Ltd.	1,382,800	64,702,132
Sysmex Corp.	1,010,300	63,159,814
Hoya Corp.	1,593,900	60,585,152
CYBERDYNE, Inc.[b]	2,303,900	43,998,321
Daiken Medical Co., Ltd.†	1,755,200	13,953,925

		246,399,344

Health Care Technology: 2.5%
M3, Inc.	2,792,100	70,217,913

Pharmaceuticals: 1.0%
Rohto Pharmaceutical Co., Ltd.	1,604,600	29,227,675

Health Care Providers & Services: 0.1%
WIN-Partners Co., Ltd.	232,000	3,046,280

Total Health Care		348,891,212

INFORMATION TECHNOLOGY: 11.6%
Internet Software & Services: 4.9%
Kakaku.com, Inc.	2,792,700	51,780,045
COOKPAD, Inc.	2,840,000	45,339,148
Infomart Corp.	3,142,500	28,219,561
DeNA Co., Ltd.	833,600	14,348,864

		139,687,618

Electronic Equipment, Instruments & Components: 4.8%
Keyence Corp.	117,400	64,026,695
Murata Manufacturing Co., Ltd.	465,200	56,134,206
Anritsu Corp.	2,813,100	15,457,358

		135,618,259

Software: 1.8%
NSD Co., Ltd.	1,918,000	28,318,624
Broadleaf Co., Ltd.†	1,834,200	22,121,335

		50,439,959

Matthews Japan Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
Technology Hardware, Storage & Peripherals: 0.1%
Elecom Co., Ltd.	191,500	$3,370,969

Total Information Technology		329,116,805

FINANCIALS: 11.3%
Diversified Financial Services: 6.5%
ORIX Corp.	4,898,400	69,768,958
Financial Products Group Co., Ltd.	4,325,300	52,040,358
Zenkoku Hosho Co., Ltd.	1,244,100	42,138,754
eGuarantee, Inc.†	904,800	20,012,375

		183,960,445

Capital Markets: 2.4%
Nihon M&A Center, Inc.	1,170,400	67,941,713

Insurance: 2.4%
Tokio Marine Holdings, Inc.	2,002,700	67,667,096

Total Financials		319,569,254

MATERIALS: 3.5%
Chemicals: 3.5%
Shin-Etsu Chemical Co., Ltd.	963,700	49,773,153
W-Scope Corp.†	861,000	39,947,620
MORESCO Corp.†	774,500	9,171,293

Total Materials		98,892,066

TOTAL INVESTMENTS: 95.1% (Cost $2,435,793,212c)		2,695,546,802
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.9%		138,035,368

NET ASSETS: 100.0%		$2,833,582,170

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $2,436,282,371 and net unrealized appreciation consists of:

Gross unrealized appreciation	$327,318,788
Gross unrealized depreciation	(68,054,357)

Net unrealized appreciation	$259,264,431

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

See accompanying notes to schedules of investments.

Matthews Korea Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: SOUTH KOREA: 74.7%
CONSUMER DISCRETIONARY: 18.7%
Hotels, Restaurants & Leisure: 5.5%
Modetour Network, Inc.	191,886	$5,050,460
Kangwon Land, Inc.	136,640	4,884,626
Shinsegae Food Co., Ltd.	11,910	1,355,351

		11,290,437

Auto Components: 5.5%
Hankook Tire Co., Ltd.	119,816	5,699,191
Hyundai Mobis Co., Ltd.	25,077	5,463,721

		11,162,912

Automobiles: 2.3%
Kia Motors Corp.	111,708	4,718,661
Media: 1.7%
CJ CGV Co., Ltd.	24,239	2,090,731
Cheil Worldwide, Inc.	79,016	1,175,670
Hyundai Hy Communications & Network Co., Ltd.	68,816	204,695

		3,471,096

Multiline Retail: 1.6%
Hyundai Department Store Co., Ltd.	26,897	3,235,828
Specialty Retail: 1.3%
Hotel Shilla Co., Ltd.	44,603	2,596,592
Internet & Catalog Retail: 0.8%
NS Shopping Co., Ltd.[b]	10,422	1,713,896

Total Consumer Discretionary		38,189,422

FINANCIALS: 15.1%
Banks: 6.6%
Shinhan Financial Group Co., Ltd.	221,472	7,795,777
KB Financial Group, Inc.	110,198	3,059,892
DGB Financial Group, Inc.	339,362	2,641,549

		13,497,218

Insurance: 4.6%
Dongbu Insurance Co., Ltd.	100,190	6,663,462
Samsung Fire & Marine Insurance Co., Ltd.	10,355	2,674,350

		9,337,812

Capital Markets: 3.9%
Shinyoung Securities Co., Ltd.	86,944	4,546,431
Kiwoom Securities Co., Ltd.	60,193	3,515,961

		8,062,392

Total Financials		30,897,422

CONSUMER STAPLES: 13.6%
Food Products: 6.9%
Orion Corp.	6,503	5,201,716
Ottogi Corp.	3,902	3,098,693
Binggrae Co., Ltd.	48,495	2,942,885
Daesang Corp.	112,977	2,868,997

		14,112,291

Food & Staples Retailing: 5.3%
BGF Retail Co., Ltd.	35,893	5,147,524
Hyundai Greenfood Co., Ltd.	204,217	3,467,116
E-Mart, Inc.	13,943	2,141,146

		10,755,786

	Shares	Value

Personal Products: 1.4%
LG Household & Health Care, Ltd.	3,576	$2,956,843

Total Consumer Staples		27,824,920

INFORMATION TECHNOLOGY: 9.4%
Technology Hardware, Storage & Peripherals: 3.9%
Samsung Electronics Co., Ltd.	6,830	7,838,156

Internet Software & Services: 3.0%
Naver Corp.	11,038	6,151,145

Semiconductors & Semiconductor Equipment: 2.0%
Koh Young Technology, Inc.	47,439	1,694,268
SK Hynix, Inc.	64,368	1,584,590
Silicon Works Co., Ltd.	29,618	862,761

		4,141,619

Electronic Equipment, Instruments & Components: 0.5%
Bixolon Co., Ltd.	84,519	1,005,046

Total Information Technology		19,135,966

HEALTH CARE: 4.4%
Pharmaceuticals: 3.8%
Yuhan Corp.	13,026	3,194,676
Dong-A ST Co., Ltd.	23,987	3,188,014
DongKook Pharmaceutical Co., Ltd.	24,611	1,420,913

		7,803,603

Biotechnology: 0.6%
Hugel, Inc.[b]	4,507	1,097,192

Total Health Care		8,900,795

INDUSTRIALS: 4.2%
Machinery: 1.2%
Hy-Lok Corp.	100,845	2,418,741

Commercial Services & Supplies: 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	41,246	2,311,670

Trading Companies & Distributors: 1.0%
iMarketKorea, Inc.	125,153	2,074,868

Professional Services: 0.9%
SaraminHR Co., Ltd.	120,621	1,733,726

Total Industrials		8,539,005

TELECOMMUNICATION SERVICES: 4.2%
Wireless Telecommunication Services: 2.5%
SK Telecom Co., Ltd. ADR	249,300	5,028,381

Diversified Telecommunication Services: 1.7%
KT Corp. ADR[b]	258,700	3,471,754

Total Telecommunication Services		8,500,135

ENERGY: 2.8%
Oil, Gas & Consumable Fuels: 2.8%
SK Innovation Co., Ltd.	23,336	3,517,085
S-Oil Corp.	24,496	2,100,470

Total Energy		5,617,555

Matthews Korea Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

MATERIALS: 2.3%
Chemicals: 2.3%
LG Chem, Ltd.	13,283	$3,812,104
KPX Chemical Co., Ltd.	21,148	985,148

Total Materials		4,797,252

TOTAL COMMON EQUITIES (Cost $110,789,604)		152,402,472

PREFERRED EQUITIES: SOUTH KOREA: 21.1%
CONSUMER STAPLES: 6.9%
Personal Products: 6.9%
LG Household & Health Care, Ltd., Pfd.	18,986	7,431,714
Amorepacific Corp., Pfd.	34,763	6,709,776

Total Consumer Staples		14,141,490

INFORMATION TECHNOLOGY: 4.5%
Technology Hardware, Storage & Peripherals: 4.0%
Samsung Electronics Co., Ltd., Pfd.	8,351	8,085,261

Electronic Equipment, Instruments & Components: 0.5%
Samsung SDI Co., Ltd., Pfd.	20,284	1,125,180

Total Information Technology		9,210,441

FINANCIALS: 3.3%
Insurance: 3.3%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	39,526	6,672,356

Total Financials		6,672,356

MATERIALS: 2.7%
Chemicals: 2.7%
LG Chem, Ltd., Pfd.	27,910	5,558,890

Total Materials		5,558,890

CONSUMER DISCRETIONARY: 2.4%
Automobiles: 2.4%
Hyundai Motor Co., Ltd., 2nd Pfd.	53,516	4,960,259

Total Consumer Discretionary		4,960,259

ENERGY: 1.3%
Oil, Gas & Consumable Fuels: 1.3%
S-Oil Corp., Pfd.	51,498	2,660,058

Total Energy		2,660,058

TOTAL PREFERRED EQUITIES (Cost $24,348,980)		43,203,494

TOTAL INVESTMENTS: 95.8% (Cost $135,138,584c)		195,605,966
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.2%		8,475,562

NET ASSETS: 100.0%		$204,081,528

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $136,002,105 and net unrealized appreciation consists of:

Gross unrealized appreciation	$65,665,163
Gross unrealized depreciation	(6,061,302)

Net unrealized appreciation	$59,603,861

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedule of investments.

Matthews Asia Small Companies Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 96.0%
CHINA/HONG KONG: 27.6%
Vitasoy International Holdings, Ltd.	9,272,000	$17,315,051
Fairwood Holdings, Ltd.	4,361,500	14,884,028
Sunny Optical Technology Group Co., Ltd.	4,401,000	12,383,151
Kerry Logistics Network, Ltd.	7,710,500	11,093,942
Clear Media, Ltd.	10,890,000	9,413,887
Lifetech Scientific Corp.[b]	55,040,000	9,170,959
China Distance Education Holdings, Ltd. ADR	606,100	8,921,792
Bitauto Holdings, Ltd. ADR[b]	347,000	8,602,130
Value Partners Group, Ltd.	8,011,000	8,411,969
51job, Inc. ADR[b]	268,900	8,341,278
eHi Car Services, Ltd. ADR[b]	662,035	8,268,817
SITC International Holdings Co., Ltd.	15,951,000	7,888,389
Qingdao Port International Co., Ltd. H Shares	14,879,000	6,930,608
Regina Miracle International Holdings, Ltd.[b]	4,173,052	6,100,217
China Biologic Products, Inc.[b]	44,854	5,134,886
Genscript Biotech Corp.[b]	24,050,000	4,247,391
Phoenix New Media, Ltd. ADR[b]	827,461	3,682,201
YGM Trading, Ltd.	5,689,000	3,593,508

Total China/Hong Kong		154,384,204

TAIWAN: 15.8%
PChome Online, Inc.	1,246,241	13,707,971
Aerospace Industrial Development Corp.	9,035,000	11,844,613
Merida Industry Co., Ltd.	2,111,000	9,338,213
Adlink Technology, Inc.	4,005,051	9,082,733
Voltronic Power Technology Corp.	545,848	8,590,776
Addcn Technology Co., Ltd.	1,051,500	8,493,325
Sporton International, Inc.	1,454,094	7,428,136
Sunny Friend Environmental Technology Co., Ltd.	1,600,000	6,810,672
FineTek Co., Ltd.†	3,013,920	6,148,396
TSC Auto ID Technology Co., Ltd.	567,200	4,969,518
Poya International Co., Ltd.	183,000	1,946,116
Kerry TJ Logistics Co., Ltd.	274,000	353,293

Total Taiwan		88,713,762

INDIA: 13.6%
GRUH Finance, Ltd.	2,066,957	7,463,216
Bajaj Corp., Ltd.	1,279,474	7,452,309
Supreme Industries, Ltd.	639,285	7,140,093
Mindtree, Ltd.	710,104	7,002,230
Berger Paints India, Ltd.	1,881,036	6,951,013
AIA Engineering, Ltd.	468,340	6,644,522
CRISIL, Ltd.	219,411	5,960,921
Page Industries, Ltd.	32,045	5,858,479
Ipca Laboratories, Ltd.	665,878	5,851,633
Gujarat Pipavav Port, Ltd.[b]	2,161,777	5,758,839
LA Opala RG, Ltd.	604,056	5,438,920
Emami, Ltd.	341,152	4,799,674

Total India		76,321,849

	Shares	Value

SOUTH KOREA: 10.3%
i-SENS, Inc.[b]	333,447	$10,560,144
Interpark Corp.	538,582	9,470,302
Hy-Lok Corp.	354,903	8,512,254
NICE Holdings Co., Ltd.	479,552	8,283,547
Medy-Tox, Inc.	14,897	5,746,971
Cell Biotech Co., Ltd.	93,466	5,172,037
Value Added Technologies Co., Ltd.	114,129	4,426,247
LIG Nex1 Co., Ltd.	41,624	3,845,350
Silicon Works Co., Ltd.	56,200	1,637,084

Total South Korea		57,653,936

SINGAPORE: 6.8%
ARA Asset Management, Ltd.	12,357,618	10,735,399
Raffles Medical Group, Ltd.	3,055,300	10,219,071
Petra Foods, Ltd.	4,725,700	9,817,086
iFAST Corp., Ltd.	7,443,000	7,123,545

Total Singapore		37,895,101

THAILAND: 6.6%
Bangkok Chain Hospital Public Co., Ltd.	27,459,575	8,498,906
KCE Electronics Public Co., Ltd.	3,766,900	8,455,282
Aeon Thana Sinsap Thailand Public Co., Ltd.	2,234,400	6,065,526
Supalai Public Co., Ltd.	11,380,700	6,045,993
Plan B Media Public Co., Ltd. F Shares	22,287,900	4,180,139
Forth Smart Service Public Co., Ltd.	9,300,600	3,406,734
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	88,700	240,786

Total Thailand		36,893,366

INDONESIA: 6.2%
PT Selamat Sempurna	22,736,500	8,230,407
PT Sumber Alfaria Trijaya	167,969,200	7,537,080
PT Bank Tabungan Pensiunan Nasional[b]	33,715,400	7,113,212
PT Astra Otoparts	42,448,625	6,120,361
PT Ultrajaya Milk Industry & Trading Co.[b]	17,446,900	5,065,653
PT Wismilak Inti Makmur	18,105,800	546,034

Total Indonesia		34,612,747

MALAYSIA: 4.7%
Karex BHD	10,961,250	10,673,692
7-Eleven Malaysia Holdings BHD	24,351,500	8,738,203
GD Express Carrier BHD	18,008,900	7,200,666

Total Malaysia		26,612,561

PHILIPPINES: 3.7%
Security Bank Corp.	2,558,887	9,722,548
Concepcion Industrial Corp.	8,391,900	7,836,936
Philippine Seven Corp.	1,454,751	3,159,411

Total Philippines		20,718,895

VIETNAM: 0.7%
DHG Pharmaceutical JSC	995,900	3,752,550

Total Vietnam		3,752,550

Matthews Asia Small Companies Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 96.0% (Cost $500,738,233c)	$537,558,971
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.0%	22,629,730

NET ASSETS: 100.0%	$560,188,701

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $501,235,162 and net unrealized appreciation consists of:

Gross unrealized appreciation	$94,184,276
Gross unrealized depreciation	(57,860,467)

Net unrealized appreciation	$36,323,809

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 92.1%
INDUSTRIALS: 29.4%
Transportation Infrastructure: 6.8%
Yuexiu Transport Infrastructure, Ltd.	1,042,000	$702,676
Qingdao Port International Co., Ltd. H Shares	1,032,000	480,704
Shenzhen International Holdings, Ltd.	118,500	192,350

		1,375,730

Professional Services: 5.0%
51job, Inc. ADR[b]	20,324	630,450
Sporton International, Inc.	73,113	373,493

		1,003,943

Electrical Equipment: 4.5%
Voltronic Power Technology Corp.	57,261	901,197

Marine: 4.0%
SITC International Holdings Co., Ltd.	1,632,000	807,087

Road & Rail: 2.9%
eHi Car Services, Ltd. ADR[b]	47,100	588,279

Air Freight & Logistics: 2.5%
Kerry Logistics Network, Ltd.	353,000	507,900

Machinery: 2.4%
TK Group Holdings, Ltd.	1,912,000	493,316

Commercial Services & Supplies: 1.3%
Sunny Friend Environmental Technology Co., Ltd.	61,000	259,657

Total Industrials		5,937,109

CONSUMER DISCRETIONARY: 21.0%
Auto Components: 4.9%
Minth Group, Ltd.	266,000	619,278
Hu Lane Associate, Inc.	77,000	367,150

		986,428

Hotels, Restaurants & Leisure: 4.1%
Fairwood Holdings, Ltd.	162,000	552,840
Homeinns Hotel Group ADR[b]	7,550	269,158

		821,998

Textiles, Apparel & Luxury Goods: 3.9%
Best Pacific International Holdings, Ltd. H Shares	892,000	492,147
Regina Miracle International Holdings, Ltd.[b]	208,000	304,057

		796,204

Household Durables: 3.1%
Wuxi Little Swan Co., Ltd. B Shares	238,117	632,215

Diversified Consumer Services: 3.1%
China Distance Education Holdings, Ltd. ADR	42,660	627,955

Media: 1.9%
Clear Media, Ltd.	441,000	381,224

Total Consumer Discretionary		4,246,024

HEALTH CARE: 13.5%
Biotechnology: 7.0%
China Biologic Products, Inc.[b]	7,600	870,048
Shanghai Haohai Biological Technology Co., Ltd. H Shares	93,900	533,404

		1,403,452

	Shares	Value

Pharmaceuticals: 2.9%
SSY Group, Ltd.	1,267,022	$402,321
Lee’s Pharmaceutical Holdings, Ltd.	264,500	185,563

		587,884

Life Sciences Tools & Services: 2.0%
Genscript Biotech Corp.[b]	2,298,000	405,842

Health Care Equipment & Supplies: 1.6%
Lifetech Scientific Corp.[b]	1,972,000	328,582

Total Health Care		2,725,760

INFORMATION TECHNOLOGY: 12.6%
Electronic Equipment, Instruments & Components: 8.5%
Sunny Optical Technology Group Co., Ltd.	344,000	967,917
PAX Global Technology, Ltd.	402,000	402,126
Technovator International, Ltd.[b]	644,000	345,182
China High Precision Automation Group, Ltd.[b,c]	195,000	251

		1,715,476

Technology Hardware, Storage & Peripherals: 2.8%
Adlink Technology, Inc.	247,868	562,120

Software: 1.3%
Chanjet Information Technology Co., Ltd. H Shares	169,400	256,433

Total Information Technology		2,534,029

FINANCIALS: 11.3%
Real Estate Management & Development: 6.8%
KWG Property Holding, Ltd.	1,031,500	678,571
Beijing Properties Holdings, Ltd.[b]	5,374,000	368,677
China Jinmao Holdings Group, Ltd.	1,162,000	323,273

		1,370,521

Capital Markets: 3.2%
Value Partners Group, Ltd.	623,000	654,183

Diversified Financial Services: 1.3%
China Merchants China Direct Investments, Ltd.	178,000	262,478

Total Financials		2,287,182

CONSUMER STAPLES: 4.3%
Food Products: 4.3%
Vitasoy International Holdings, Ltd.	288,000	537,826
6Tenwow International Holdings, Ltd.	1,201,000	320,355

Total Consumer Staples		858,181

TOTAL INVESTMENTS: 92.1% (Cost $18,445,651d)		18,588,285
CASH AND OTHER ASSETS, LESS LIABILITIES: 7.9%		1,586,370

NET ASSETS: 100.0%		$20,174,655

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at March 31, 2016.

Matthews China Small Companies Fund	March 31, 2016
Schedule of Investments[a] (unaudited) (continued)

d	Cost for federal income tax purposes is $18,477,447 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,412,020
Gross unrealized depreciation	(2,301,182)

Net unrealized appreciation	$110,838

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund*	March 31, 2016
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 86.3%
CHINA/HONG KONG: 38.8%
Baidu, Inc. ADR[b]	72,300	$13,800,624
JD.com, Inc. ADR[b]	303,000	8,029,500
Ctrip.com International, Ltd. ADR[b]	176,600	7,816,316
Tencent Holdings, Ltd.	223,300	4,565,227
NetEase, Inc. ADR	31,000	4,450,980
China Biologic Products, Inc.[b]	34,400	3,938,112
CITIC Telecom International Holdings, Ltd.	8,453,000	3,181,977
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	4,700,000	2,997,443
Vipshop Holdings, Ltd. ADR[b]	207,742	2,675,717
Zhaopin, Ltd. ADR[b]	141,763	2,251,196
CSPC Pharmaceutical Group, Ltd.	2,290,000	2,072,806
PAX Global Technology, Ltd.	1,859,000	1,859,585
Qunar Cayman Islands, Ltd. ADR[b]	5,460	216,762

Total China/Hong Kong		57,856,245

SOUTH KOREA: 10.9%
Naver Corp.	8,279	4,613,637
Hana Tour Service, Inc.	38,471	2,850,435
Hugel, Inc.[b]	9,915	2,413,725
Kiwoom Securities Co., Ltd.	37,987	2,218,876
BGF Retail Co., Ltd.	15,160	2,174,142
iMarketKorea, Inc.	121,013	2,006,233

Total South Korea		16,277,048

INDIA: 7.7%
Info Edge India, Ltd.	371,814	4,305,336
Bharti Infratel, Ltd.	452,045	2,607,196
Lupin, Ltd.	113,328	2,531,062
Blue Dart Express, Ltd.	22,300	2,036,742

Total India		11,480,336

JAPAN: 6.4%
Hoya Corp.	64,800	2,463,089
Pigeon Corp.	94,200	2,454,566
Kao Corp.	44,500	2,372,827
Olympus Corp.	58,200	2,259,568

Total Japan		9,550,050

TAIWAN: 6.3%
PChome Online, Inc.	277,525	3,052,623
Delta Electronics, Inc.	515,511	2,272,521
Ennoconn Corp.	181,000	2,176,299
Merida Industry Co., Ltd.	413,000	1,826,946

Total Taiwan		9,328,389

INDONESIA: 6.1%
PT Media Nusantara Citra	17,798,000	2,923,849
PT Telekomunikasi Indonesia Persero ADR	45,400	2,308,590
PT Matahari Department Store	1,468,800	2,032,475
PT Bank Mandiri Persero	2,382,100	1,849,494

Total Indonesia		9,114,408

SINGAPORE: 3.9%
Raffles Medical Group, Ltd.	751,600	2,513,879
iFAST Corp., Ltd.	1,802,100	1,724,754

	Shares	Value

Singapore Telecommunications, Ltd.	542,800	$1,536,479

Total Singapore		5,775,112

UNITED STATES: 2.2%
Cognizant Technology Solutions Corp. Class Ab	53,300	3,341,910

Total United States		3,341,910

THAILAND: 1.9%
Major Cineplex Group Public Co., Ltd.	3,261,900	2,800,599

Total Thailand		2,800,599

PHILIPPINES: 1.2%
Puregold Price Club, Inc.	2,282,900	1,804,703

Total Philippines		1,804,703

VIETNAM: 0.9%
Mobile World Investment Corp.[b]	375,365	1,271,213

Total Vietnam		1,271,213

TOTAL COMMON EQUITIES (Cost $100,444,532)		128,600,013

PREFERRED EQUITIES: 9.0%
SOUTH KOREA: 9.0%
LG Household & Health Care, Ltd., Pfd.	14,651	5,734,859
Samsung Electronics Co., Ltd., Pfd.	4,494	4,350,995
LG Chem, Ltd., Pfd.	16,216	3,229,773

Total South Korea		13,315,627

TOTAL PREFERRED EQUITIES (Cost $11,614,809)		13,315,627

TOTAL INVESTMENTS: 95.3% (Cost $112,059,341c)		141,915,640
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.7%		7,045,335

NET ASSETS: 100.0%		$148,960,976

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $112,079,089 and net unrealized appreciation consists of:

Gross unrealized appreciation	$34,557,634
Gross unrealized depreciation	(4,721,083)

Net unrealized appreciation	$29,836,551

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedule of investments.

*	The Fund’s name changed from Matthews Asia Science and Technology Fund to Matthews Asia Innovators Fund on April 29, 2016.

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund,” and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ pricing policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.	FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and derivative financial instruments).

Level 3 securities consisted primarily of equities that, as of March 31, 2016, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance. Level 2 equity securities consist primarily of securities that have been fair valued by third- party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2016 is as follows:

	Matthews Asia Strategic Income Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews Asia Value Fund	Matthews Asia Focus Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
China/Hong Kong	$—	$162,698,002	$306,174,652	$75,467	$641,276	$47,916,718
Indonesia	—	46,100,610	52,916,236	—	—	—
Israel	—	—	—	28,650	—	—
Malaysia	—	48,456,628	—	—	—	7,608,802
Singapore	—	—	34,712,218	18,112	—	—
Sri Lanka	—	—	—	—	—	5,977,713
Taiwan	—	96,193,017	191,560,430	—	—	—
United States	—	46,799,508	—	76,917	766,336	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations[a]	10,756,396	—	—	—	—	—
Non-Convertible Corporate Bonds[a]	39,544,407	—	—	—	—	—
Convertible Corporate Bonds[a]	10,059,583	247,040,964	—	—	—	—
Common Equities:
Australia	—	103,980,390	120,317,950	—	489,837	27,030,859
Bangladesh	—	—	—	—	—	7,583,572
China/Hong Kong	—	617,107,419	1,084,029,591	383,262	3,551,325	34,152,334
India	—	—	111,762,466	—	358,257	78,813,007
Indonesia	—	27,461,491	148,755,749	—	543,893	83,402,184
Japan	—	163,617,787	1,471,403,421	137,525	395,415	311,080,317
Luxembourg	—	—	66,208,024	—	—	—
Malaysia	—	149,766,590	—	95,229	1,048,233	—
New Zealand	—	66,220,812	55,800,540	—	—	—
Norway	—	43,163,300	—	—	—	—
Pakistan	—	—	—	—	—	6,552,174
Philippines	—	35,791,093	69,785,642	—	—	41,543,805
Singapore	44,692	419,778,044	180,057,156	97,208	1,178,777	—
South Korea	—	228,998,214	218,961,248	370,042	715,669	7,520,611
Sri Lanka	—	—	—	—	—	12,227,333
Switzerland	—	—	—	—	316,580	—
Taiwan	—	56,273,673	83,966,784	83,637	468,856	9,696,791
Thailand	—	100,780,615	85,524,830	18,453	563,542	7,357,506
United Kingdom	—	—	—	31,525	—	—
Vietnam	—	57,348,996	82,318,999	—	—	13,022,907
Preferred Equities:
South Korea	—	99,945,240	153,559,801	192,194	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	—	—	43,630,987	—	—	—

Total Market Value of Investments	$60,405,078	$2,817,522,393	$4,561,446,724	$1,608,221	$11,037,996	$701,486,633

[a]	Industry, countries, or security types are disclosed on the Schedule of Investments.

Matthews Asia
Strategic Income
Fund
Derivative Financial Instruments[1]
Assets
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	$1,449,860
Liabilities
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	(1,275,405)

Total Market Value of Derivative Financial Instruments	$174,455

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

	Matthews China Dividend Fund	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$9,354,214	$40,882,690	$—	$—	$—	$2,008,538
Financials	—	—	13,380,816	—	—	—
Health Care	—	—	66,625,575	—	1,097,192	1,275,890
Industrials	308,304	—	—	—	—	1,218,729
Information Technology	5,529,300	49,354,212	68,888,490	—	—	—
Telecommunication Services	4,836,904	—	—	—	8,500,135	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	30,794,952	52,794,375	107,760,058	517,324,891	38,189,422	2,237,486
Consumer Staples	10,610,730	—	281,005,041	495,663,313	27,824,920	858,181
Energy	1,815,904	10,470,888	—	—	5,617,555	—
Financials	31,257,342	211,022,508	367,268,810	319,569,254	30,897,422	2,287,182
Health Care	7,192,803	37,850,253	130,048,181	348,891,212	7,803,603	1,449,870
Industrials	23,107,028	92,502,061	141,993,166	586,089,261	8,539,005	4,718,380
Information Technology	5,424,016	72,029,289	168,553,770	329,116,805	19,135,966	2,533,778
Materials	4,132,863	—	76,194,089	98,892,066	4,797,252	—
Telecommunication Services	9,594,333	—	—	—	—	—
Utilities	4,574,996	13,578,653	—	—	—	—
Health Care	—	—	114,476	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	4,960,259	—
Consumer Staples	—	—	—	—	14,141,490	—
Energy	—	—	—	—	2,660,058	—
Financials	—	—	—	—	6,672,356	—
Information Technology	—	—	—	—	9,210,441	—
Materials	—	—	—	—	5,558,890	—
Level 3: Significant Unobservable Inputs
Common Equities:
Consumer Discretionary	—	11,348,641	—	—	—	—
Financials	2,374,676	13,110,745	—	—	—	—
Information Technology	—	9,737,317	—	—	—	251

Total Market Value of Investments	$150,908,365	$614,681,632	$1,421,832,472	$2,695,546,802	$195,605,966	$18,588,285

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews Asia Small Companies Fund	Matthews Asia Science and Technology Fund*
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$—	$4,900,360	$—	$—
China/Hong Kong	527,525,686	169,600	—	50,792,003	43,179,207
Indonesia	18,512,959	—	3,401,305	20,833,140	2,308,590
Japan	—	75,716	—	—	—
Malaysia	80,163,150	—	—	8,738,203	—
Pakistan	—	169,316	4,242,967	—	—
Philippines	—	180,083	3,219,279	10,996,347	1,804,703
Singapore	—	161,893	—	16,940,631	1,724,754
Sri Lanka	—	116,564	809,941	—	—
South Korea	—	—	—	—	2,413,725
Thailand	—	—	—	6,306,312	—
United States	91,391,520	—	—	—	—
Vietnam	—	—	16,352,556	3,752,550	3,341,910
Warrants:
Malaysia	7,004,009	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	59,544	1,305,298	—	—
Bangladesh	—	60,923	13,711,430	—	—
China/Hong Kong	1,517,176,529	1,245,128	7,712,647	103,592,201	14,677,038
India	1,263,323,883	1,026,798	13,103,188	76,321,849	11,480,336
Indonesia	438,242,888	180,124	8,622,009	13,779,607	6,805,818
Japan	—	334,853	—	—	9,550,050
Luxembourg	—	114,147	—	—	—
Malaysia	213,871,973	—	—	17,874,358	—
Pakistan	—	—	20,352,989	—	—
Philippines	196,102,153	156,885	3,572,790	9,722,548	—
Singapore	18,534,844	191,795	2,100,484	20,954,470	4,050,358
South Korea	1,086,576,075	643,127	—	57,653,936	13,863,323
Sri Lanka	—	—	9,418,509	—	—
Switzerland	187,276,516	—	—	—	—
Taiwan	398,341,364	873,843	—	88,713,762	9,328,389
Thailand	368,772,552	294,812	1,671,339	30,587,054	2,800,599
Vietnam	170,645,257	—	6,067,748	—	1,271,213
Preferred Equities:
South Korea	—	—	—	—	13,315,627

Total Market Value of Investments	$6,583,461,358	$6,055,151	$120,564,839	$537,558,971	$141,915,640

*	The Fund’s name changed from Matthews Asia Science and Technology Fund to Matthews Asia Innovators Fund on April 29, 2016.

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 31, 2016, the Funds utilized third party pricing services to fair value certain securities, some of which were different than securities which were valued by third party pricing services at December 31, 2015. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asia Strategic Income Fund	$—	$500,994
Matthews Asia Growth and Income Fund	47,042,983	—
Matthews Asia Dividend Fund	118,275,877	—
Matthews China Dividend Fund	3,933,589	3,017,053
Matthews Asia Value Fund	—	22,927
Matthews Asia Growth Fund	—	28,438,816
Matthews Asia ESG Fund	198,924	54,345
Matthews Emerging Asia Fund	4,612,386	20,452,699
Matthews India Fund	—	46,474,436
Matthews Asia Small Companies Fund	23,179,922	6,526,330
Matthews China Small Companies Fund	584,078	121,019
Matthews Asia Science and Technology Fund*	1,710,423	—

*	The Fund’s name changed from Matthews Asia Science and Technology Fund to Matthews Asia Innovators Fund on April 29, 2016.

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Asia Dividend Fund	Matthews China Dividend Fund	Matthews Pacific Tiger Fund	Matthews China Fund	Matthews China Small Companies Fund
	Common Equities - China/ Hong Kong	Common Equities - Industrials	Common Equities - China/ Hong Kong	Common Equities - Financials	Common Equities - Information Technology
Balance as of 12/31/15 (market value)	$—	$—	$82,848,600	$20,510,781	$7,548
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	(772,104)	(113,554)	—	—	—
Change in unrealized (depreciation)	(8,054,491)	(433,091)	—	(7,517,324)	(7,297)
Purchases	—	—	—	—	—
Sales	(14,132,238)	(1,238,702)	—	—	—
Transfers in to Level 3*	66,589,820	4,160,023	—	41,714,027	—
Transfers out of Level 3*	—	—	(82,848,600)	(20,510,781)	—

Balance as of 3/31/16 (market value)	$43,630,987	$2,374,676	$—	$34,196,703	$251

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/16	$(8,054,491)	$(433,091)	$—	($7,517,324)	($7,297)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 31, 2016, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 was transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2015 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which the Fund may engage include financial futures contracts and/or forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by the Fund and the price of financial futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) the Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Matthews Asia Strategic Income Fund does not offset financial assets and financial liabilities on forward foreign currency contracts in the statement of assets and liabilities as they are not subject to netting arrangements.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2016, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2016 is as follows:

	Shares Held at Dec. 31, 2015	Shares Purchased	Shares Sold	Shares Held at Mar. 31, 2016	Value at Mar. 31, 2016
MATTHEWS ASIA DIVIDEND FUND
Name of Issuer:
Anritsu Corp.	7,564,500	—	—	7,564,500	$41,565,244
Ascendas India Trust	53,470,700	—	—	53,470,700	34,712,218
Breville Group, Ltd.	10,644,019	—	—	10,644,019	63,758,294
CapitaLand Retail China Trust, REIT	43,232,400	—	—	43,232,400	46,440,678
China Machinery Engineering Corp. H Shares	53,811,000	2,781,000	—	56,592,000	39,608,746
Greatview Aseptic Packaging Co., Ltd.†	109,030,000	—	60,581,000	48,449,000	—
Minth Group, Ltd.	59,535,000	—	—	59,535,000	138,604,304
Sercomm Corp.	11,111,000	1,569,000	—	12,680,000	32,246,583
Spotless Group Holdings, Ltd.	48,823,125	9,587,962	—	58,411,087	56,559,656
Yuexiu Transport Infrastructure, Ltd.	109,322,000	—	—	109,322,000	73,721,686

Total Affiliates					$527,217,409

MATTHEWS PACIFIC TIGER FUND
Name of Issuer:
Cheil Worldwide, Inc.	6,154,297	—	—	6,154,297	$91,569,082
Fuyao Glass Industry Group Co., Ltd. H Shares	31,836,000	3,000,000	—	34,836,000	84,372,546
Green Cross Corp.	846,872	—	20,000	826,872	129,406,025
Hyflux, Ltd.	43,084,530	—	1,441,300	41,643,230	18,534,844
Synnex Technology International Corp.	98,191,354	—	—	98,191,354	101,182,374
Tata Power Co., Ltd.	165,620,436	—	—	165,620,436	161,578,877

Total Affiliates					$586,643,748

MATTHEWS EMERGING ASIA FUND
Name of Issuer:
National Seed JSC	554,535	425,050	—	979,585	$4,126,620

Total Affiliates					$4,126,620

MATTHEWS INDIA FUND
Name of Issuer:
eClerx Services, Ltd.	3,135,581	—	75,624	3,059,957	$60,021,657
VST Industries, Ltd.	1,215,704	—	—	1,215,704	30,374,510

Total Affiliates					$90,396,167

MATTHEWS JAPAN FUND
Name of Issuer:
AIT Corp.†	1,130,300	—	312,700	817,600	$—
Broadleaf Co., Ltd.	753,800	1,080,400	—	1,834,200	22,121,335
Daiken Medical Co., Ltd.	1,755,200	—	—	1,755,200	13,953,925
Doshisha Co., Ltd.	1,643,200	369,200	—	2,012,400	37,028,261
eGuarantee, Inc.	841,800	63,000	—	904,800	20,012,375
MORESCO Corp.	774,500	—	—	774,500	9,171,293
N Field Co., Ltd.	1,006,400	—	1,006,400	—	—
Sac’s Bar Holdings, Inc.	1,480,350	330,000	—	1,810,350	25,039,415
TechnoPro Holdings, Inc.	1,380,700	553,000	—	1,933,700	57,320,651
Trancom Co., Ltd.	429,400	137,300	—	566,700	33,141,846
W-Scope Corp.	—	861,000	—	861,000	39,947,620

Total Affiliates					$257,736,721

MATTHEWS ASIA SMALL COMPANIES FUND
Name of Issuer:
FineTek Co., Ltd.	3,192,920	—	179,000	3,013,920	$6,148,396

Total Affiliates					$6,148,396

†	Issuer was not an affiliated company as of March 31, 2016.

E.	INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2016.

Late Year Losses*
Matthews Asia Strategic Income Fund	$179,842
Matthews Asian Growth and Income Fund	366,546
Matthews Asia Dividend Fund	32,923,665
Matthews China Dividend Fund	87,749
Matthews China Fund	2,902,517

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2015, which expire in the year indicated, which are available to offset future capital gains, if any:

			Amount With No Expiration*
LOSSES DEFERRED EXPIRING IN:	2016	2017	Short-term Losses	Long-term Losses	Total
Matthews Asia Strategic Income Fund	$—	$—	$1,535,532	$—	$1,535,532
Matthews Asia Focus Fund	—	—	128,568	508,677	637,245
Matthews Asia Growth Fund	—	19,506,205	—	—	19,506,205
Matthews Asia ESG Fund	—	—	29,988	—	29,988
Matthews Emerging Asia Fund	—	—	—	883,817	883,817
Matthews Japan Fund	20,727,478	44,032,426	—	—	64,759,904
Matthews Asia Small Companies Fund	—	—	12,769,786	—	12,769,786

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 25, 2016

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 25, 2016

* Print the name and title of each signing officer under his or her signature.